Putnam Dynamic Asset Allocation Conservative Fund
The fund's portfolio
6/30/23 (Unaudited)

COMMON STOCKS (52.0%)(a)
	Shares	Value
Basic materials (2.5%)
AdvanSix, Inc.	861	$30,118
American Vanguard Corp.	589	10,525
American Woodmark Corp.(NON)	195	14,892
Andersons, Inc. (The)	246	11,353
Anglo American PLC (London Exchange) (United Kingdom)	14,554	412,738
AptarGroup, Inc.	1,171	135,672
Archer-Daniels-Midland Co.	1,853	140,013
Arcosa, Inc.	197	14,927
Arkema SA (France)	921	86,731
Ashland Global Holdings, Inc.	1,464	127,236
Atkore, Inc.(NON)	580	90,445
BHP Group, Ltd. (ASE Exchange) (Australia)	20,720	618,223
BHP Group, Ltd. (London Exchange) (Australia)	1,401	41,635
BlueScope Steel, Ltd. (Australia)	11,625	160,378
Boise Cascade Co.	823	74,358
Builders FirstSource, Inc.(NON)	8,973	1,220,328
CF Industries Holdings, Inc.	1,925	133,634
Clearwater Paper Corp.(NON)	443	13,875
Commercial Metals Co.	225	11,849
Compagnie de Saint-Gobain (France)	5,784	351,740
Constellium SE (France)(NON)	3,807	65,480
Corteva, Inc.	24,116	1,381,846
CRH PLC (Ireland)	25,503	1,405,358
Dow, Inc.	2,533	134,908
DuPont de Nemours, Inc.	7,663	547,445
Eastman Chemical Co.	4,144	346,936
Eiffage SA (France)	1,551	161,765
Element Solutions, Inc.	6,828	131,098
Freeport-McMoRan, Inc. (Indonesia)	26,650	1,066,000
Glencore PLC (United Kingdom)	39,908	225,287
Holcim AG (Switzerland)	1,600	107,614
Innospec, Inc.	359	36,058
JFE Holdings, Inc. (Japan)	1,700	24,394
LightWave Logic, Inc.(NON)	2,848	19,851
Linde PLC	1,143	435,575
Minerals Technologies, Inc.	191	11,019
Misumi Group, Inc. (Japan)	1,100	22,016
Mueller Industries, Inc.	891	77,766
Nucor Corp.	878	143,974
NV5 Global, Inc.(NON)	106	11,742
Olin Corp.	2,461	126,471
Orion Engineered Carbons SA (Luxembourg)	702	14,896
PotlatchDeltic Corp.(R)	425	22,461
PPG Industries, Inc.	4,859	720,589
Rayonier Advanced Materials, Inc.(NON)	2,639	11,295
Reliance Steel & Aluminum Co.	587	159,423
Rio Tinto PLC (United Kingdom)	3,541	224,201
Sealed Air Corp.	3,339	133,560
Sherwin-Williams Co. (The)	2,675	710,266
Shin-Etsu Chemical Co., Ltd. (Japan)	12,200	405,489
Simpson Manufacturing Co., Inc.	220	30,470
South32, Ltd. (Australia)	26,503	66,841
Standex International Corp.	85	12,025
Steel Dynamics, Inc.	1,366	148,798
Sterling Construction Co., Inc.(NON)	852	47,542
TopBuild Corp.(NON)	878	233,566
Tronox Holdings PLC Class A	3,826	48,628
Tutor Perini Corp.(NON)	911	6,514
UFP Industries, Inc.	880	85,404
WestRock Co.	4,225	122,821
Weyerhaeuser Co.(R)	8,958	300,183
Yara International ASA (Norway)	2,983	105,329

		13,793,574
Capital goods (2.5%)
Adient PLC(NON)	298	11,419
Aerojet Rocketdyne Holdings, Inc.(NON)	863	47,353
Aeva Technologies, Inc.(NON)	6,989	8,736
Alamo Group, Inc.	58	10,667
Albany International Corp. Class A	153	14,272
Allegion PLC (Ireland)	1,269	152,305
Allison Transmission Holdings, Inc.	2,830	159,782
American Axle & Manufacturing Holdings, Inc.(NON)	5,238	43,318
Applied Industrial Technologies, Inc.	342	49,532
Aptiv PLC(NON)	1,562	159,465
Astec Industries, Inc.	255	11,587
Astronics Corp.(NON)	728	14,458
Axon Enterprise, Inc.(NON)	391	76,292
BAE Systems PLC (United Kingdom)	29,689	349,525
Ball Corp.	5,857	340,936
Barnes Group, Inc.	309	13,037
Belden, Inc.	301	28,791
Berry Global Group, Inc.	2,244	144,379
Boeing Co. (The)(NON)	585	123,529
Caterpillar, Inc.	1,562	384,330
Comfort Systems USA, Inc.	75	12,315
Cummins, Inc.	646	158,373
Daikin Industries, Ltd. (Japan)	1,200	244,950
Dassault Aviation SA (France)	453	90,657
Deere & Co.	294	119,126
Donaldson Co., Inc.	2,146	134,146
Eaton Corp. PLC	677	136,145
Emerson Electric Co.	1,660	150,047
Encore Wire Corp.	217	40,347
Enovis Corp.(NON)	2,341	150,105
ESCO Technologies, Inc.	185	19,172
Fortive Corp.	1,828	136,680
Franklin Electric Co., Inc.	141	14,509
GEA Group AG (Germany)	4,037	168,762
General Dynamics Corp.	585	125,863
Gentherm, Inc.(NON)	187	10,567
GrafTech International, Ltd.	8,271	41,686
HEICO Corp.	840	148,630
Heritage-Crystal Clean, Inc.(NON)	355	13,415
Hillenbrand, Inc.	437	22,409
Honeywell International, Inc.	3,577	742,228
Hyster-Yale Materials Handling, Inc.	387	21,610
Ingersoll Rand, Inc.	9,708	634,515
ITT, Inc.	1,504	140,188
Jacobs Solutions, Inc.	3,805	452,376
Johnson Controls International PLC	21,884	1,491,176
Legrand SA (France)	1,678	166,258
LKQ Corp.	2,439	142,121
Lockheed Martin Corp.	294	135,352
Mitsubishi Heavy Industries, Ltd. (Japan)	6,200	290,061
MYR Group, Inc.(NON)	132	18,261
NGK Insulators, Ltd. (Japan)	7,100	84,934
nLight, Inc.(NON)	783	12,074
Nordson Corp.	587	145,682
Northrop Grumman Corp.	1,762	803,120
O-I Glass, Inc.(NON)	3,029	64,609
Otis Worldwide Corp.	1,660	147,757
Parker Hannifin Corp.	413	161,087
Powell Industries, Inc.	86	5,211
Prysmian SpA (Italy)	7,895	329,783
Raytheon Technologies Corp.	8,697	851,958
Republic Services, Inc.	976	149,494
Rheinmetall AG (Germany)	484	132,458
Ryerson Holding Corp.	1,452	62,988
Shyft Group, Inc. (The)	446	9,839
Standard Motor Products, Inc.	139	5,215
Stoneridge, Inc.(NON)	545	10,273
Terex Corp.	1,245	74,488
Tetra Tech, Inc.	913	149,495
Textron, Inc.	1,853	125,318
Titan International, Inc.(NON)	1,164	13,363
Titan Machinery, Inc.(NON)	516	15,222
TransDigm Group, Inc.	772	690,299
Valmont Industries, Inc.	780	227,019
Vertiv Holdings Co.	8,389	207,796
Vinci SA (France)	5,821	675,713
Waste Connections, Inc.	2,434	347,892
Waste Management, Inc.	976	169,258
Watts Water Technologies, Inc. Class A	85	15,617
WESCO International, Inc.	1,073	192,131
Zurn Elkay Water Solutions Corp.	2,058	55,340

		14,251,196
Communication services (1.0%)
American Tower Corp.(R)	7,504	1,455,326
AT&T, Inc.	54,389	867,505
Cambium Networks Corp.(NON)	531	8,082
Charter Communications, Inc. Class A(NON)	1,305	479,418
Comcast Corp. Class A	13,694	568,986
Crown Castle, Inc.(R)	1,171	133,424
EchoStar Corp. Class A(NON)	1,414	24,519
Iridium Communications, Inc.	190	11,803
KDDI Corp. (Japan)	10,700	330,693
Liberty Latin America, Ltd. Class C (Chile)(NON)	5,370	46,289
SBA Communications Corp.(R)	682	158,060
T-Mobile US, Inc.(NON)	4,239	588,798
Telstra Group, Ltd. (Australia)	78,586	225,554
Verizon Communications, Inc.	24,514	911,676

		5,810,133
Communications equipment (—%)
Motorola Solutions, Inc.	587	172,155
Viavi Solutions, Inc.(NON)	1,114	12,622

		184,777
Computers (4.2%)
A10 Networks, Inc.	3,007	43,872
Adeia, Inc.	2,818	31,026
Agilysys, Inc.(NON)	359	24,642
Amplitude, Inc. Class A(NON)	1,090	11,990
Apple, Inc.	89,172	17,296,646
Avid Technology, Inc.(NON)	1,422	36,261
Calix, Inc.(NON)	1,353	67,528
Cisco Systems, Inc./Delaware	27,117	1,403,034
CommVault Systems, Inc.(NON)	902	65,503
Dropbox, Inc. Class A(NON)	6,208	165,567
Elastic NV(NON)	1,951	125,098
Enfusion, Inc. Class A(NON)	1,331	14,934
Extreme Networks, Inc.(NON)	3,076	80,130
Fortinet, Inc.(NON)	2,263	171,060
Fujitsu, Ltd. (Japan)	2,400	309,425
MongoDB, Inc.(NON)	600	246,594
MSCI, Inc.	1,217	571,126
NetApp, Inc.	2,048	156,467
NetScout Systems, Inc.(NON)	422	13,061
OneSpan, Inc.(NON)	767	11,382
PDF Solutions, Inc.(NON)	327	14,748
Phreesia, Inc.(NON)	1,052	32,623
Pure Storage, Inc. Class A(NON)	5,608	206,487
Qualys, Inc.(NON)	492	63,552
Rapid7, Inc.(NON)	1,224	55,423
RingCentral, Inc. Class A(NON)	4,780	156,449
Smartsheet, Inc. Class A(NON)	4,297	164,403
Snowflake, Inc. Class A(NON)	946	166,477
Super Micro Computer, Inc.(NON)	442	110,169
Synopsys, Inc.(NON)	4,194	1,826,110
Vimeo, Inc.(NON)	4,694	19,339
Weave Communications, Inc.(NON)	1,349	14,987
Yext, Inc.(NON)	3,193	36,113

		23,712,226
Conglomerates (0.5%)
AMETEK, Inc.	7,457	1,207,139
General Electric Co.	1,269	139,400
Marubeni Corp. (Japan)	21,800	372,427
Mitsubishi Corp. (Japan)	8,000	387,793
Mitsui & Co., Ltd. (Japan)	10,900	410,128
SPX Technologies, Inc.(NON)	458	38,916

		2,555,803
Consumer cyclicals (8.3%)
AAON, Inc.	109	10,334
Amazon.com, Inc.(NON)	48,470	6,318,549
Apogee Enterprises, Inc.	265	12,580
Aristocrat Leisure, Ltd. (Australia)	12,353	319,875
Arrowhead Pharmaceuticals, Inc.(NON)	1,454	51,850
Asics Corp. (Japan)	7,200	222,792
Automatic Data Processing, Inc.	6,632	1,457,647
AutoZone, Inc.(NON)	489	1,219,253
Bandai Namco Holdings, Inc. (Japan)	12,800	296,184
Barrett Business Services, Inc.	126	10,987
Bath & Body Works, Inc.	3,610	135,375
Beazer Homes USA, Inc.(NON)	1,153	32,618
BJ's Wholesale Club Holdings, Inc.(NON)	4,681	294,950
Bluegreen Vacations Holding Corp.	328	11,693
BlueLinx Holdings, Inc.(NON)	301	28,228
Booking Holdings, Inc.(NON)	908	2,451,900
Boyd Gaming Corp.	2,146	148,868
Buckle, Inc. (The)	329	11,383
Caleres, Inc.	1,668	39,915
Capri Holdings, Ltd.(NON)	3,512	126,046
Cintas Corp.	445	221,201
Compass Group PLC (United Kingdom)	12,110	338,661
CoStar Group, Inc.(NON)	5,352	476,328
Crocs, Inc.(NON)	190	21,364
Dana, Inc.	770	13,090
Dillard's, Inc. Class A	186	60,688
Dolby Laboratories, Inc. Class A	1,757	147,026
Dr. Ing. h.c. F. Porsche AG (Preference) (Germany)(NON)	2,443	303,235
DraftKings, Inc. Class A(NON)	5,366	142,575
Ecolab, Inc.	682	127,323
Expedia Group, Inc.(NON)	1,788	195,589
Experian PLC (United Kingdom)	7,191	275,621
FactSet Research Systems, Inc.	284	113,785
Ford Motor Co.	11,007	166,536
Forrester Research, Inc.(NON)	168	4,887
Franklin Covey Co.(NON)	273	11,925
Gartner, Inc.(NON)	1,523	533,523
General Motors Co.	41,028	1,582,040
Genuine Parts Co.	682	115,415
Global Payments, Inc.	1,366	134,578
GMS, Inc.(NON)	764	52,869
Golden Entertainment, Inc.(NON)	519	21,694
Goodyear Tire & Rubber Co. (The)(NON)	879	12,025
Green Dot Corp. Class A(NON)	549	10,288
Group 1 Automotive, Inc.	71	18,325
Hermes International (France)	197	427,783
Hilton Worldwide Holdings, Inc.	3,434	499,819
Home Depot, Inc. (The)	2,154	669,119
Host Hotels & Resorts, Inc.(R)	7,512	126,427
Hovnanian Enterprises, Inc. Class A(NON)	241	23,910
Huron Consulting Group, Inc.(NON)	126	10,699
Industria de Diseno Textil SA (Spain)	10,271	397,426
Informa PLC (United Kingdom)	27,965	257,843
InterContinental Hotels Group PLC (United Kingdom)	3,141	216,766
International Game Technology PLC	2,288	72,964
Jardine Matheson Holdings, Ltd. (Hong Kong)	1,400	71,009
JD Sports Fashion PLC (United Kingdom)	112,271	208,173
KB Home	241	12,462
Kontoor Brands, Inc.	295	12,420
La Francaise des Jeux SAEM (France)	1,214	47,743
Laureate Education, Inc.	4,221	51,032
Light & Wonder, Inc.(NON)	1,270	87,325
Live Nation Entertainment, Inc.(NON)	4,374	398,515
LiveRamp Holdings, Inc.(NON)	2,302	65,745
Lowe's Cos., Inc.	657	148,285
Lululemon Athletica, Inc. (Canada)(NON)	2,277	861,845
LVMH Moet Hennessy Louis Vuitton SA (France)	1,319	1,242,111
M/I Homes, Inc.(NON)	739	64,433
Marriott International, Inc./MD Class A	682	125,277
Masonite International Corp.(NON)	182	18,644
Mastercard, Inc. Class A	5,169	2,032,968
MasterCraft Boat Holdings, Inc.(NON)	458	14,038
MGM Resorts International	3,121	137,074
Modine Manufacturing Co.(NON)	1,900	62,738
Movado Group, Inc.	384	10,303
Murphy USA, Inc.	104	32,355
NeoGames SA (Israel)(NON)	429	11,205
Netflix, Inc.(NON)	6,433	2,833,672
Nike, Inc. Class B	6,153	679,107
Nintendo Co., Ltd. (Japan)	13,300	604,987
NVR, Inc.(NON)	31	196,869
O'Reilly Automotive, Inc.(NON)	1,225	1,170,243
Owens Corning	1,269	165,605
Pan Pacific International Holdings Corp. (Japan)	12,300	220,413
Pandora A/S (Denmark)	1,949	174,006
PayPal Holdings, Inc.(NON)	24,482	1,633,684
PGT Innovations, Inc.(NON)	503	14,662
Pitney Bowes, Inc.	6,640	23,506
PRADA SpA (Italy)	18,000	120,618
PROG Holdings, Inc.(NON)	344	11,049
PulteGroup, Inc.	17,058	1,325,066
Rational AG (Germany)	54	39,067
RE/MAX Holdings, Inc. Class A	539	10,381
Red Rock Resorts, Inc. Class A	1,286	60,159
Ryman Hospitality Properties, Inc.(R)	771	71,641
Signet Jewelers, Ltd.	854	55,732
Skyline Champion Corp.(NON)	938	61,392
Sony Group Corp. (Japan)	4,000	358,791
SP Plus Corp.(NON)	318	12,437
Sinclair, Inc.	668	9,232
Stellantis NV (Italy)	19,956	350,158
StoneCo., Ltd. Class A (Brazil)(NON)	4,585	58,413
Tapestry, Inc.	3,026	129,513
Target Corp.	3,630	478,797
TechnoPro Holdings, Inc. (Japan)	4,900	106,272
Tesla, Inc.(NON)	10,334	2,705,131
TJX Cos., Inc. (The)	1,757	148,976
Toast, Inc. Class A(NON)	6,048	136,503
Toll Brothers, Inc.	10,133	801,216
Trade Desk, Inc. (The) Class A(NON)	3,023	233,436
TRI Pointe Homes, Inc.(NON)	2,139	70,288
Triton International, Ltd. (Bermuda)	61	5,079
TuSimple Holdings, Inc. Class A(NON)	10,410	17,281
United Rentals, Inc.	1,781	793,204
Universal Music Group NV (Netherlands)	23,318	517,798
Vista Outdoor, Inc.(NON)	359	9,934
Visteon Corp.(NON)	462	66,348
Volkswagen AG (Preference) (Germany)	2,293	307,611
Walmart, Inc.	13,915	2,187,160
Walt Disney Co. (The)(NON)	1,571	140,259
WEX, Inc.(NON)	682	124,172
Wolters Kluwer NV (Netherlands)	2,742	347,978
Worldline SA/France (France)(NON)	6,790	248,210

		46,556,130
Consumer staples (4.0%)
A-Mark Precious Metals, Inc.	518	19,391
ACCO Brands Corp.	2,192	11,420
Airbnb, Inc. Class A(NON)	1,139	145,974
Albertsons Cos., Inc. Class A	6,146	134,106
Altria Group, Inc.	6,928	313,838
Asahi Group Holdings, Ltd. (Japan)	9,500	368,249
Auto Trader Group PLC (United Kingdom)	17,251	133,731
Bloomin' Brands, Inc.	662	17,801
Brink's Co. (The)	758	51,415
Cal-Maine Foods, Inc.	223	10,035
Cargurus, Inc.(NON)	2,144	48,519
Carlsberg A/S Class B (Denmark)	293	46,826
Chipotle Mexican Grill, Inc.(NON)	290	620,310
CK Hutchison Holdings, Ltd. (Hong Kong)	86,000	526,399
Coca-Cola Bottlers Japan Holdings, Inc. (Japan)	7,400	78,495
Coca-Cola Co. (The)	46,943	2,826,908
Coca-Cola Consolidated, Inc.	101	64,238
Coca-Cola Europacific Partners PLC (Spain)	6,600	425,238
Coca-Cola HBC AG (Italy)	8,460	251,951
Coles Group, Ltd. (Australia)	15,993	196,562
Colgate-Palmolive Co.	1,831	141,060
CoreCivic, Inc.(NON)	1,144	10,765
Costco Wholesale Corp.	2,083	1,121,446
Coursera, Inc.(NON)	969	12,616
Dave & Buster's Entertainment, Inc.(NON)	519	23,127
Diageo PLC (United Kingdom)	6,526	280,052
DoorDash, Inc. Class A(NON)	2,146	163,997
e.l.f. Beauty, Inc.(NON)	96	10,966
Etsy, Inc.(NON)	1,562	132,161
First Watch Restaurant Group, Inc.(NON)	1,086	18,353
Heidrick & Struggles International, Inc.	675	17,867
Hershey Co. (The)	3,059	763,833
Hostess Brands, Inc.(NON)	1,766	44,715
Hudson Technologies, Inc.(NON)	1,349	12,977
Imperial Brands PLC (United Kingdom)	14,795	326,658
Ingles Markets, Inc. Class A	271	22,398
Insperity, Inc.	86	10,231
Inter Parfums, Inc.	467	63,152
ITOCHU Corp. (Japan)	13,400	532,895
Itron, Inc.(NON)	931	67,125
John B. Sanfilippo & Son, Inc.	148	17,356
Kenvue, Inc.(NON)	9,782	258,440
Kerry Group PLC Class A (Ireland)	1,777	173,313
Keurig Dr Pepper, Inc.	20,351	636,375
Kforce, Inc.	169	10,590
Koninklijke Ahold Delhaize NV (Netherlands)	10,299	351,308
Korn Ferry	1,028	50,927
L'Oreal SA (France)	1,112	518,249
ManpowerGroup, Inc.	1,757	139,506
McDonald's Corp.	281	83,853
McDonald's Holdings Co. (Japan), Ltd. (Japan)	3,200	124,452
Mondelez International, Inc. Class A	7,414	540,777
Nestle SA (Switzerland)	6,354	763,857
Nissin Food Products Co., Ltd. (Japan)	2,000	165,193
PepsiCo, Inc.	2,244	415,634
Perdoceo Education Corp.(NON)	2,240	27,485
Philip Morris International, Inc.	19,895	1,942,150
Primo Water Corp.	2,653	33,269
Procter & Gamble Co. (The)	21,255	3,225,234
Recruit Holdings Co., Ltd. (Japan)	11,300	360,623
Resideo Technologies, Inc.(NON)	671	11,850
Resources Connection, Inc.	678	10,651
Sally Beauty Holdings, Inc.(NON)	3,435	42,422
Simply Good Foods Co. (The)(NON)	1,068	39,078
Sodexo SA (France)	1,030	113,349
TriNet Group, Inc.(NON)	737	69,993
Uber Technologies, Inc.(NON)	35,135	1,516,778
Udemy, Inc.(NON)	995	10,676
Unilever PLC (United Kingdom)	7,538	392,264
United Natural Foods, Inc.(NON)	600	11,730
USANA Health Sciences, Inc.(NON)	204	12,860
Vector Group, Ltd.	1,649	21,124
Veritiv Corp.	371	46,601
WH Group, Ltd. (Hong Kong)	156,500	83,169
Yakult Honsha Co., Ltd. (Japan)	5,900	373,820
ZOZO, Inc. (Japan)	800	16,557

		22,679,313
Electronics (3.1%)
Advanced Micro Devices, Inc.(NON)	5,169	588,801
Agilent Technologies, Inc.	615	73,954
Allied Motion Technologies, Inc.	260	10,384
Ambarella, Inc.(NON)	177	14,810
Broadcom, Inc.	2,387	2,070,556
CEVA, Inc.(NON)	468	11,957
Hamamatsu Photonics KK (Japan)	1,800	88,362
Hoya Corp. (Japan)	5,600	668,020
Keysight Technologies, Inc.(NON)	976	163,431
Lattice Semiconductor Corp.(NON)	1,809	173,791
MinebeaMitsumi, Inc. (Japan)	9,000	170,429
Murata Manufacturing Co., Ltd. (Japan)	2,900	166,402
nVent Electric PLC (United Kingdom)	7,023	362,878
NVIDIA Corp.	18,294	7,738,728
NXP Semiconductors NV	1,688	345,500
Qorvo, Inc.(NON)	1,366	139,373
Qualcomm, Inc.	21,780	2,592,691
Rambus, Inc.(NON)	1,259	80,790
Shimadzu Corp. (Japan)	3,800	117,645
STMicroelectronics NV (France)	6,883	342,227
Synaptics, Inc.(NON)	260	22,199
TDK Corp. (Japan)	7,900	305,898
Thales SA (France)	3,283	491,506
Trimble Inc.(NON)	1,366	72,316
TTM Technologies, Inc.(NON)	756	10,508
Vishay Intertechnology, Inc.	614	18,052
Vontier Corp.	9,715	312,920

		17,154,128
Energy (2.1%)
Alpha Metallurgical Resources, Inc.	430	70,675
APA Corp.	3,755	128,308
Arch Resources, Inc.	249	28,077
BP PLC (United Kingdom)	131,456	765,211
California Resources Corp.	1,254	56,794
Cheniere Energy, Inc.	5,462	832,190
Chevron Corp.	873	137,367
Chord Energy Corp.	422	64,904
Comstock Resources, Inc.	1,029	11,936
ConocoPhillips	9,007	933,215
CONSOL Energy, Inc.	580	39,330
Delek US Holdings, Inc.	196	4,694
Equinor ASA (Norway)	9,271	269,572
Exxon Mobil Corp.	34,833	3,735,839
Golar LNG, Ltd. (Norway)	2,264	45,665
Marathon Oil Corp.	29,699	683,671
Marathon Petroleum Corp.	6,055	706,013
Nabors Industries, Ltd.(NON)	180	16,745
NexTier Oilfield Solutions, Inc.(NON)	1,312	11,729
NOW, Inc.(NON)	3,433	35,566
OMV AG (Austria)	1,684	71,372
Par Pacific Holdings, Inc.(NON)	2,560	68,122
PBF Energy, Inc. Class A	1,841	75,371
Peabody Energy Corp.	545	11,805
Repsol SA (Spain)	19,771	287,583
Schlumberger, Ltd.	2,830	139,010
Shell PLC (Euronext Amsterdam Exchange) (United Kingdom)	25,037	753,906
Shell PLC (London Exchange) (United Kingdom)	12,553	373,449
SM Energy Co.	1,567	49,564
SunCoke Energy, Inc.	2,249	17,700
Thermon Group Holdings, Inc.(NON)	732	19,471
TotalEnergies SE (France)	4,612	264,464
US Silica Holdings, Inc.(NON)	3,929	47,659
Valero Energy Corp.	6,111	716,821
Warrior Met Coal, Inc.	1,592	62,008
Weatherford International PLC(NON)	1,201	79,770

		11,615,576
Financials (6.5%)
3i Group PLC (United Kingdom)	13,467	333,254
Affiliated Managers Group, Inc.	878	131,603
Alexander & Baldwin, Inc.(R)	1,373	25,510
Allianz SE (Germany)	630	146,566
Ally Financial, Inc.	2,341	63,230
Amalgamated Financial Corp.	970	15,607
American Assets Trust, Inc.(R)	525	10,080
American Equity Investment Life Holding Co.	1,465	76,341
American Express Co.	1,390	242,138
American Financial Group, Inc.	1,207	143,331
American International Group, Inc.	30,406	1,749,561
Ameriprise Financial, Inc.	2,146	712,815
AMERISAFE, Inc.	239	12,743
Anywhere Real Estate, Inc.(NON)	4,111	27,461
Apartment Income REIT Corp.(R)	3,610	130,285
Apollo Global Management, Inc.	8,205	630,226
Apple Hospitality REIT, Inc.(R)	1,621	24,493
Argo Group International Holdings, Ltd. (Bermuda)	350	10,364
Armada Hoffler Properties, Inc.(R)	868	10,138
Associated Banc-Corp.	648	10,517
Assured Guaranty, Ltd.	7,225	403,155
AvalonBay Communities, Inc.(R)	682	129,082
Aviva PLC (United Kingdom)	33,123	166,246
AXA SA (France)	32,676	963,606
Axos Financial, Inc.(NON)	1,463	57,701
Banco Bilbao Vizcaya Argentaria SA (Spain)	52,121	399,941
Banco Latinoamericano de Comercio Exterior SA (Panama)	363	8,008
Bank Hapoalim MB (Israel)	5,469	44,826
Bank Leumi Le-Israel BM (Israel)	31,773	236,508
Bank of America Corp.	40,124	1,151,158
Bank of Ireland Group PLC (Ireland)	48,067	458,314
Bank of New York Mellon Corp. (The)	3,023	134,584
Bank of NT Butterfield & Son, Ltd. (The) (Bermuda)	570	15,595
Banner Corp.	1,052	45,941
Berkshire Hathaway, Inc. Class B(NON)	1,395	475,695
BGC Partners, Inc. Class A	10,744	47,596
Bread Financial Holdings, Inc.	370	11,614
BrightSpire Capital, Inc.(R)	4,096	27,566
Brixmor Property Group, Inc.(R)	10,561	232,342
Broadstone Net Lease, Inc.(R)	661	10,206
Camden Property Trust(R)	1,269	138,156
Capital One Financial Corp.	5,194	568,068
Cathay General Bancorp	1,407	45,291
Central Pacific Financial Corp.	709	11,138
Charles Schwab Corp. (The)	16,497	935,050
Chubb, Ltd.	683	131,518
Citigroup, Inc.	45,842	2,110,566
CNO Financial Group, Inc.	2,756	65,235
ConnectOne Bancorp, Inc.	744	12,343
Corebridge Financial, Inc.	7,803	137,801
Corporate Office Properties Trust(R)	463	10,996
Cushman & Wakefield PLC(NON)	3,049	24,941
Customers Bancorp, Inc.(NON)	1,210	36,615
DBS Group Holdings, Ltd. (Singapore)	13,600	318,000
Deutsche Boerse AG (Germany)	1,120	206,665
Discover Financial Services	7,792	910,495
DNB Bank ASA (Norway)	13,364	249,884
East West Bancorp, Inc.	2,635	139,102
Eastern Bankshares, Inc.	897	11,006
Employers Holdings, Inc.	346	12,944
Enova International, Inc.(NON)	336	17,848
Enterprise Financial Services Corp.	135	5,279
Equitable Holdings, Inc.	19,569	531,494
Equity Lifestyle Properties, Inc.(R)	1,951	130,502
Equity Residential(R)	1,951	128,707
Essent Group, Ltd.	1,576	73,757
Essential Properties Realty Trust, Inc.(R)	461	10,852
Eurazeo SE (France)	568	39,946
Euronext NV (France)	2,513	170,838
Fifth Third Bancorp	4,976	130,421
First BanCorp/Puerto Rico (Puerto Rico)	4,943	60,403
First Financial Corp./IN	278	9,027
First Industrial Realty Trust, Inc.(R)	2,341	123,230
Fulton Financial Corp.	405	4,828
Gaming and Leisure Properties, Inc.(R)	13,899	673,546
Genworth Financial, Inc. Class A(NON)	10,877	54,385
Gjensidige Forsikring ASA (Norway)	1,850	29,611
Goldman Sachs Group, Inc. (The)	5,058	1,631,407
Goodman Group (Australia)(R)	20,633	276,391
Granite Point Mortgage Trust, Inc.(R)	2,295	12,164
Hancock Whitney Corp.	1,321	50,700
Hanmi Financial Corp.	686	10,242
Healthpeak Properties, Inc.(R)	20,192	405,859
Heartland Financial USA, Inc.	883	24,609
Heritage Commerce Corp.	1,279	10,590
Hersha Hospitality Trust Class A(R)	1,560	9,500
Hilltop Holdings, Inc.	395	12,427
Hong Kong Exchanges and Clearing, Ltd. (Hong Kong)	800	30,423
Hope Bancorp, Inc.	2,841	23,921
Horace Mann Educators Corp.	1,097	32,537
Independent Bank Corp./MI	561	9,515
Intercontinental Exchange, Inc.	1,269	143,499
International Bancshares Corp.	298	13,172
Investor AB Class B (Sweden)	18,101	361,924
Israel Discount Bank, Ltd. Class A (Israel)	20,120	99,881
Jackson Financial, Inc. Class A	1,692	51,792
Japan Exchange Group, Inc. (Japan)	19,500	341,130
Japan Post Holdings Co., Ltd. (Japan)	39,100	281,151
Jefferies Financial Group, Inc.	9,657	320,323
JPMorgan Chase & Co.	18,595	2,704,457
Julius Baer Group, Ltd. (Switzerland)	7,111	447,610
Kennedy-Wilson Holdings, Inc.	2,732	44,614
Ladder Capital Corp.(R)	1,116	12,109
Lloyds Banking Group PLC (United Kingdom)	607,970	336,568
London Stock Exchange Group PLC (United Kingdom)	3,918	416,280
Marcus & Millichap, Inc.	343	10,808
Marsh & McLennan Cos., Inc.	780	146,702
MetLife, Inc.	16,289	920,817
MFA Financial, Inc.(R)	1,003	11,274
MGIC Investment Corp.	12,710	200,691
Midland States Bancorp, Inc.	443	8,820
Mitsubishi UFJ Financial Group, Inc. (Japan)	67,900	501,195
Mizrahi Tefahot Bank, Ltd. (Israel)	3,265	108,613
Mr. Cooper Group, Inc.(NON)	1,370	69,377
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	185	69,363
Nasdaq, Inc.	2,341	116,699
National Australia Bank, Ltd. (Australia)	18,949	334,464
National Bank Holdings Corp. Class A	325	9,438
National Health Investors, Inc.(R)	231	12,109
National Retail Properties, Inc.	2,928	125,289
Navient Corp.	3,643	67,687
NMI Holdings, Inc. Class A(NON)	197	5,087
NN Group NV (Netherlands)	775	28,677
Nordea Bank ABP (Finland)	33,849	368,137
OceanFirst Financial Corp.	720	11,246
OFG Bancorp (Puerto Rico)	1,056	27,540
Open House Co., Ltd. (Japan)	800	28,860
Outfront Media, Inc.(R)	3,275	51,483
Pathward Financial, Inc.	923	42,790
Peapack-Gladstone Financial Corp.	345	9,343
PennyMac Financial Services, Inc.	368	25,874
Piedmont Office Realty Trust, Inc. Class A(R)	2,267	16,481
Piper Sandler Cos.	79	10,212
PNC Financial Services Group, Inc. (The)	5,523	695,622
Preferred Bank/Los Angeles CA	212	11,658
ProAssurance Corp.	851	12,842
Prologis, Inc.(R)	1,239	151,939
Prudential PLC (United Kingdom)	25,221	355,060
Public Storage(R)	489	142,729
QCR Holdings, Inc.	247	10,134
Regency Centers Corp.(R)	2,244	138,612
Reinsurance Group of America, Inc.	2,290	317,600
Retail Opportunity Investments Corp.(R)	2,736	36,963
Rithm Capital Corp.(R)	14,926	139,558
RMR Group, Inc. (The) Class A	413	9,569
S&T Bancorp, Inc.	385	10,468
Safehold, Inc.(R)	422	10,014
Sampo Oyj Class A (Finland)	6,175	277,073
SEI Investments Co.	1,073	63,972
Sekisui Chemical Co., Ltd. (Japan)	3,700	53,521
Simon Property Group, Inc.(R)	3,480	401,870
SiriusPoint, Ltd. (Bermuda)(NON)	1,064	9,608
SITE Centers Corp.(R)	891	11,779
SLM Corp.	7,552	123,249
SouthState Corp.	206	13,555
STAG Industrial, Inc.(R)	1,377	49,407
Star Holdings(NON)	651	9,550
State Street Corp.	3,504	256,423
StoneX Group, Inc.(NON)	557	46,276
Sunstone Hotel Investors, Inc.(R)	5,418	54,830
Synchrony Financial	4,723	160,204
Taylor Morrison Home Corp.(NON)	1,613	78,666
Terreno Realty Corp.(R)	166	9,977
TPG RE Finance Trust, Inc.(R)	1,677	12,427
TriCo Bancshares	303	10,060
TrustCo Bank Corp. NY	347	9,928
UBS Group AG (Switzerland)	19,448	393,175
UMB Financial Corp.	153	9,318
Universal Insurance Holdings, Inc.	664	10,246
Unum Group	3,072	146,534
Urban Edge Properties(R)	781	12,051
Vicinity, Ltd. (Australia)(R)	76,920	94,557
Virtu Financial, Inc. Class A	7,998	136,686
Virtus Investment Partners, Inc.	157	31,003
Visa, Inc. Class A	5,092	1,209,248
Vornado Realty Trust(R)	14,425	261,670
W.R. Berkley Corp.	2,058	122,574
Wells Fargo & Co.	24,384	1,040,709
WesBanco, Inc.	578	14,803
Westamerica Bancorp	824	31,559
Whitestone REIT(R)	1,132	10,980
Zurich Insurance Group AG (Switzerland)	288	136,720

		36,607,282
Health care (7.0%)
2seventy bio, Inc.(NON)	1,178	11,921
Abbott Laboratories	24,805	2,704,241
AbbVie, Inc.	7,075	953,214
ACADIA Pharmaceuticals, Inc.(NON)	2,379	56,977
Adaptive Biotechnologies Corp.(NON)	5,786	38,824
Addus HomeCare Corp.(NON)	115	10,661
Agenus, Inc.	9,573	15,317
Alkermes PLC(NON)	2,326	72,804
Allscripts Healthcare Solutions, Inc.(NON)	3,341	42,097
Amgen, Inc.	665	147,643
AMN Healthcare Services, Inc.(NON)	585	63,835
Amylyx Pharmaceuticals, Inc.(NON)	1,377	29,702
AngioDynamics, Inc.(NON)	1,232	12,850
Arcellx, Inc.(NON)	1,204	38,070
Arcturus Therapeutics Holdings, Inc.(NON)	1,924	55,180
Arvinas, Inc.(NON)	460	11,417
AstraZeneca PLC (United Kingdom)	7,671	1,098,527
AstraZeneca PLC (Rights) (United Kingdom)(NON)(F)	440	1,346
AstraZeneca PLC ADR (United Kingdom)	11,347	812,105
AtriCure, Inc.(NON)	824	40,673
Avanos Medical, Inc.(NON)	903	23,081
Axonics, Inc.(NON)	108	5,451
Becton, Dickinson and Co.	585	154,446
Bio-Rad Laboratories, Inc. Class A(NON)	325	123,214
BioCryst Pharmaceuticals, Inc.(NON)	1,273	8,962
Biohaven, Ltd.(NON)	730	17,462
bioMerieux (France)	624	65,449
Boston Scientific Corp.(NON)	2,812	152,101
Bristol-Myers Squibb Co.	16,007	1,023,648
Cardinal Health, Inc.	10,772	1,018,708
Castle Biosciences, Inc.(NON)	477	6,544
Catalyst Pharmaceuticals, Inc.(NON)	872	11,720
Cigna Corp.	4,670	1,310,402
Cogent Biosciences, Inc.(NON)	919	10,881
Computer Programs and Systems, Inc.(NON)	359	8,864
Corcept Therapeutics, Inc.(NON)	562	12,505
CVS Health Corp.	18,853	1,303,308
Danaher Corp.	4,380	1,051,200
Dexcom, Inc.(NON)	4,143	532,417
Dyne Therapeutics, Inc.(NON)	1,115	12,544
Edwards Lifesciences Corp.(NON)	1,913	180,453
Elevance Health, Inc.	2,764	1,228,018
Eli Lilly and Co.	7,998	3,750,902
Enanta Pharmaceuticals, Inc.(NON)	890	19,046
Exelixis, Inc.(NON)	6,632	126,738
FibroGen, Inc.(NON)	2,741	7,401
Fulgent Genetics, Inc.(NON)	778	28,809
GE HealthCare Technologies, Inc.	878	71,329
Geron Corp.(NON)	4,830	15,504
Glaukos Corp.(NON)	309	22,004
GlaxoSmithKline PLC (United Kingdom)	24,191	426,675
HCA Healthcare, Inc.	2,393	726,228
HealthEquity, Inc.(NON)	184	11,618
Hologic, Inc.(NON)	1,757	142,264
Humana, Inc.	241	107,758
IDEXX Laboratories, Inc.(NON)	490	246,093
IGM Biosciences, Inc.(NON)	880	8,122
Illumina, Inc.(NON)	329	61,684
ImmunoGen, Inc.(NON)	749	14,134
Inari Medical, Inc.(NON)	180	10,465
Incyte Corp.(NON)	2,308	143,673
Inspire Medical Systems, Inc.(NON)	302	98,041
Intercept Pharmaceuticals, Inc.(NON)	2,723	30,116
Intuitive Surgical, Inc.(NON)	2,084	712,603
Ipsen SA (France)	681	81,890
IQVIA Holdings, Inc.(NON)	2,488	559,227
Johnson & Johnson	973	161,051
Karuna Therapeutics, Inc.(NON)	356	77,199
Karyopharm Therapeutics, Inc.(NON)	4,566	8,173
Keros Therapeutics, Inc.(NON)	228	9,161
Kiniksa Pharmaceuticals, Ltd. Class A(NON)	1,219	17,164
Kodiak Sciences, Inc.(NON)	1,589	10,964
Lantheus Holdings, Inc.(NON)	887	74,437
Ligand Pharmaceuticals, Inc.(NON)	79	5,696
LivaNova PLC (United Kingdom)(NON)	984	50,607
Lonza Group AG (Switzerland)	339	202,025
McKesson Corp.	2,838	1,212,706
Medpace Holdings, Inc.(NON)	81	19,454
Medtronic PLC	1,755	154,616
Merck & Co., Inc.	27,938	3,223,765
Merck KGaA (Germany)	2,098	346,949
Mettler-Toledo International, Inc.(NON)	98	128,541
Molina Healthcare, Inc.(NON)	587	176,828
Nevro Corp.(NON)	403	10,244
NextGen Healthcare, Inc.(NON)	1,565	25,384
Novartis AG (Switzerland)	6,640	667,672
Novo Nordisk A/S Class B (Denmark)	7,239	1,166,345
Olympus Corp. (Japan)	9,800	155,123
Ono Pharmaceutical Co., Ltd. (Japan)	7,700	139,615
Option Care Health, Inc.(NON)	2,051	66,637
OraSure Technologies, Inc.(NON)	2,925	14,654
Orthofix Medical, Inc. (Netherlands)(NON)	652	11,775
Pacific Biosciences of California, Inc.(NON)	1,193	15,867
Pfizer, Inc.	18,615	682,798
PTC Therapeutics, Inc.(NON)	1,405	57,141
RadNet, Inc.(NON)	797	25,998
RAPT Therapeutics, Inc.(NON)	612	11,444
Reata Pharmaceuticals, Inc. Class A(NON)	113	11,521
Regeneron Pharmaceuticals, Inc.(NON)	1,573	1,130,264
ResMed, Inc.	585	127,823
Rigel Pharmaceuticals, Inc.(NON)	7,492	9,665
Roche Holding AG (Switzerland)	2,086	637,418
Sabra Health Care REIT, Inc.(R)	2,718	31,991
Sangamo Therapeutics, Inc.(NON)	10,557	13,724
Sanofi (France)	8,688	930,970
Schrodinger, Inc.(NON)	349	17,422
SI-BONE, Inc.(NON)	405	10,927
Sonic Healthcare, Ltd. (Australia)	9,051	215,284
Sonova Holding AG (Switzerland)	318	84,629
STAAR Surgical Co.(NON)	757	39,795
Sutro Biopharma, Inc.(NON)	2,038	9,477
Teladoc Health, Inc.(NON)	5,366	135,867
Thermo Fisher Scientific, Inc.	1,570	819,148
TransMedics Group, Inc.(NON)	773	64,917
UnitedHealth Group, Inc.	3,902	1,875,458
Vertex Pharmaceuticals, Inc.(NON)	5,171	1,819,727
Viatris, Inc.	6,828	68,143
Vir Biotechnology, Inc.(NON)	2,235	54,825
Zimmer Biomet Holdings, Inc.	976	142,106

		39,082,240
Semiconductor (0.4%)
AIXTRON SE (Germany)	4,218	143,097
Applied Materials, Inc.	4,944	714,605
ASML Holding NV (Netherlands)	1,053	761,810
Axcelis Technologies, Inc.(NON)	474	86,898
KLA Corp.	480	232,810
Lam Research Corp.	263	169,072
MaxLinear, Inc. Class A(NON)	1,738	54,851
Renesas Electronics Corp. (Japan)(NON)	15,000	283,872

		2,447,015
Software (4.3%)
Adobe, Inc.(NON)	4,079	1,994,590
Atlassian Corp. Class A(NON)	878	147,337
Autodesk, Inc.(NON)	780	159,596
Cadence Design Systems, Inc.(NON)	12,171	2,854,342
Domo, Inc. Class B(NON)	2,920	42,807
HubSpot, Inc.(NON)	294	156,434
Intapp, Inc.(NON)	1,021	42,790
Intuit, Inc.	1,643	752,807
Manhattan Associates, Inc.(NON)	878	175,495
Microsoft Corp.	43,043	14,657,864
Oracle Corp.	17,927	2,134,926
PROS Holdings, Inc.(NON)	1,013	31,200
ROBLOX Corp. Class A(NON)	3,512	141,534
Square Enix Holdings Co., Ltd. (Japan)	4,200	195,562
Squarespace, Inc. Class A(NON)	1,681	53,019
TIS, Inc. (Japan)	2,400	60,133
Wix.com, Ltd. (Israel)(NON)	3,903	305,371
Workday, Inc. Class A(NON)	780	176,194

		24,082,001
Technology services (3.4%)
Accenture PLC Class A	2,490	768,364
Alphabet, Inc. Class A(NON)	44,317	5,304,745
Alphabet, Inc. Class C(NON)	23,839	2,883,804
Capgemini SE (France)	914	173,091
CSG Systems International, Inc.	775	40,874
DocuSign, Inc.(NON)	2,634	134,571
eBay, Inc.	26,032	1,163,370
Fidelity National Information Services, Inc.	11,901	650,985
GoDaddy, Inc. Class A(NON)	1,755	131,853
HealthStream, Inc.	527	12,943
Integral Ad Science Holding Corp.(NON)	538	9,673
Leidos Holdings, Inc.	5,929	524,598
Meta Platforms, Inc. Class A(NON)	16,632	4,773,052
Palo Alto Networks, Inc.(NON)	4,138	1,057,300
Salesforce, Inc.(NON)	3,488	736,875
Spotify Technology SA (Sweden)(NON)	890	142,890
Western Union Co. (The)	10,926	128,162
Zebra Technologies Corp. Class A(NON)	559	165,369

		18,802,519
Transportation (0.9%)
A.P. Moeller-Maersck A/S Class B (Denmark)	21	36,854
ArcBest Corp.	380	37,544
Ardmore Shipping Corp. (Ireland)	1,054	13,017
Arlo Technologies, Inc.(NON)	2,798	30,526
Canadian National Railway Co. (Canada)	2,066	250,181
Canadian Pacific Kansas City, Ltd. (Canada)	5,336	430,989
Covenant Logistics Group, Inc.	295	12,930
CSX Corp.	30,823	1,051,064
Daseke, Inc.(NON)	1,432	10,210
Delta Air Lines, Inc.(NON)	3,512	166,960
Deutsche Lufthansa AG (Germany)(NON)	7,863	80,473
Deutsche Post AG (Germany)	6,430	313,844
Dorian LPG, Ltd.	811	20,802
FedEx Corp.	3,528	874,591
Hub Group, Inc. Class A(NON)	499	40,080
InPost SA (Poland)(NON)	8,093	87,746
Kongsberg Gruppen ASA (Norway)	920	41,845
Matson, Inc.	743	57,753
Nippon Yusen (Japan)	6,100	135,557
Norfolk Southern Corp.	585	132,655
Qantas Airways, Ltd. (voting rights) (Australia)(NON)	45,356	188,076
Safe Bulkers, Inc. (Monaco)	3,102	10,113
Scorpio Tankers, Inc.	793	37,453
SITC International Holdings Co., Ltd. (Hong Kong)	8,000	14,683
Southwest Airlines Co.	14,890	539,167
Teekay Corp. (Bermuda)(NON)	2,321	14,019
Union Pacific Corp.	682	139,551

		4,768,683
Utilities and power (1.3%)
AES Corp. (The)	6,109	126,640
ALLETE, Inc.	716	41,507
Ameren Corp.	7,744	632,452
American Electric Power Co., Inc.	1,660	139,772
Black Hills Corp.	176	10,606
Chesapeake Utilities Corp.	294	34,986
Clearway Energy, Inc. Class A	352	9,504
Constellation Energy Corp.	13,856	1,268,516
Dominion Energy, Inc.	2,537	131,391
DTE Energy Co.	1,359	149,517
Duke Energy Corp.	1,492	133,892
E.ON SE (Germany)	27,904	355,643
Edison International	1,894	131,538
Enel SpA (Italy)	49,629	334,029
Eversource Energy	1,951	138,365
Exelon Corp.	15,971	650,658
FirstEnergy Corp.	3,399	132,153
National Guel Gas co.	2,341	120,234
New Jersey Resources Corp.	372	17,558
NextEra Energy, Inc.	1,853	137,493
Northwest Natural Holding Co.	665	28,628
NRG Energy, Inc.	20,770	776,590
Otter Tail Corp.	190	15,002
PNM Resources, Inc.	1,332	60,073
Portland General Electric Co.	499	23,368
PPL Corp.	2,537	67,129
Public Service Enterprise Group, Inc.	2,146	134,361
RWE AG (Germany)	7,287	317,029
SJW Group	329	23,066
Southern Co. (The)	1,814	127,434
Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(NON)	2,297	2,642
Tokyo Gas Co., Ltd. (Japan)	13,700	299,313
Unitil Corp.	239	12,120
Vistra Corp.	19,789	519,461
WEC Energy Group, Inc.	1,562	137,831
Xcel Energy, Inc.	2,103	130,744

		7,371,245

Total common stocks (cost $197,744,723)		$291,473,841

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (48.5%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (5.6%)
Government National Mortgage Association Pass-Through Certificates
6.00%, with due dates from 12/20/48 to 4/20/49	$313,948	$324,617
5.00%, 5/20/49	9,462	9,372
4.70%, with due dates from 5/20/67 to 8/20/67	91,319	89,191
4.639%, 6/20/67	51,508	50,075
4.552%, 3/20/67	60,597	58,731
4.50%, TBA, 7/1/53	6,000,000	5,789,186
4.50%, 5/20/49	18,036	17,583
4.00%, TBA, 7/1/53	4,000,000	3,782,111
3.00%, TBA, 7/1/53	8,000,000	7,146,830
3.00%, with due dates from 8/20/49 to 4/20/51	15,978,603	14,389,896

		31,657,592
U.S. Government Agency Mortgage Obligations (42.9%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
6.50%, 5/1/53	249,798	255,852
4.00%, 9/1/45	143,965	138,695
3.00%, 2/1/47	557,467	498,517
2.50%, with due dates from 8/1/50 to 8/1/51	3,917,913	3,332,342
Federal National Mortgage Association Pass-Through Certificates
6.50%, with due dates from 3/1/53 to 5/1/53	1,839,324	1,883,242
4.00%, 1/1/57	378,229	357,290
4.00%, with due dates from 6/1/48 to 4/1/49	5,486,681	5,212,518
3.50%, 6/1/56	435,830	399,152
3.50%, with due dates from 4/1/52 to 5/1/52	2,763,781	2,535,938
3.00%, with due dates from 4/1/46 to 11/1/48	7,937,272	7,114,160
2.50%, with due dates from 7/1/50 to 8/1/51	19,487,495	16,601,682
Uniform Mortgage-Backed Securities
6.00%, TBA, 8/1/53	4,000,000	4,034,062
6.00%, TBA, 7/1/53	4,000,000	4,035,312
5.50%, TBA, 8/1/53	16,000,000	15,923,738
5.50%, TBA, 7/1/53	32,000,000	31,844,992
5.00%, TBA, 8/1/53	16,000,000	15,681,251
5.00%, TBA, 7/1/53	38,000,000	37,229,611
4.50%, TBA, 7/1/53	8,000,000	7,691,248
4.00%, TBA, 8/1/53	1,000,000	939,062
4.00%, TBA, 7/1/53	2,000,000	1,876,796
3.50%, TBA, 8/1/53	14,000,000	12,766,249
3.50%, TBA, 7/1/53	7,000,000	6,378,477
3.00%, TBA, 7/1/53	18,000,000	15,792,192
2.50%, TBA, 8/1/53	19,000,000	16,124,762
2.50%, TBA, 7/1/53	21,000,000	17,805,711
2.50%, TBA, 7/1/38	15,000,000	13,650,002

		240,102,853

Total U.S. government and agency mortgage obligations (cost $280,760,967)		$271,760,445

U.S. TREASURY OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Treasury Notes
2.75%, 2/15/24(i)	$104,000	$103,380
1.875%, 2/28/27(i)	9,000	8,308

Total U.S. treasury obligations (cost $111,688)		$111,688

CORPORATE BONDS AND NOTES (25.8%)(a)
		Principal amount	Value
Basic materials (1.7%)
ArcelorMittal SA sr. unsec. unsub. notes 7.00%, 10/15/39 (France)		$120,000	$125,240
ATI, Inc. sr. unsec. notes 4.875%, 10/1/29		25,000	22,505
ATI, Inc. sr. unsec. sub. notes 5.875%, 12/1/27		130,000	125,810
Avient Corp. 144A sr. unsec. unsub. notes 7.125%, 8/1/30		70,000	70,800
Axalta Coating Systems, LLC 144A company guaranty sr. unsec. notes 3.375%, 2/15/29		150,000	127,688
Beacon Roofing Supply, Inc. 144A company guaranty sr. notes 4.50%, 11/15/26		35,000	33,212
Beacon Roofing Supply, Inc. 144A sr. unsec. unsub. notes 4.125%, 5/15/29		40,000	35,400
Big River Steel, LLC/BRS Finance Corp. 144A sr. notes 6.625%, 1/31/29		84,000	82,976
Boise Cascade Co. 144A company guaranty sr. unsec. notes 4.875%, 7/1/30		95,000	85,879
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 6.375%, 6/15/32		45,000	44,708
Builders FirstSource, Inc. 144A company guaranty sr. unsec. bonds 4.25%, 2/1/32		50,000	43,507
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32		207,000	198,142
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)		158,000	159,370
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.33%, 7/15/29 (Germany)		120,000	119,174
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)		779,000	774,970
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)		184,000	159,446
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		470,000	406,859
CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		238,000	229,545
Commercial Metals Co. sr. unsec. notes 4.375%, 3/15/32		35,000	30,247
Commercial Metals Co. sr. unsec. notes 4.125%, 1/15/30		135,000	120,137
Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 6.75%, 12/1/27		100,000	96,410
Constellium SE sr. unsec. notes Ser. REGS, 3.125%, 7/15/29 (France)	EUR	105,000	96,361
CP Atlas Buyer, Inc. 144A sr. unsec. notes 7.00%, 12/1/28		$45,000	35,325
First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 8.625%, 6/1/31 (Canada)		200,000	204,500
FMC Corp. sr. unsec. unsub. notes 5.65%, 5/18/33		210,000	205,378
Freeport-McMoRan, Inc. company guaranty sr. unsec. unsub. notes 5.45%, 3/15/43 (Indonesia)		65,000	60,609
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27		188,000	179,182
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 2.50%, 9/1/30		414,000	338,994
Graphic Packaging International, LLC company guaranty sr. unsec. unsub. notes Ser. REGS, 2.625%, 2/1/29	EUR	100,000	95,527
Graphic Packaging International, LLC 144A company guaranty sr. unsec. notes 3.75%, 2/1/30		$65,000	56,063
HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/1/29 (Canada)		70,000	64,454
Huntsman International, LLC sr. unsec. bonds 2.95%, 6/15/31		156,000	124,541
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29		266,000	243,271
Ingevity Corp. 144A company guaranty sr. unsec. notes 3.875%, 11/1/28		80,000	68,100
Intelligent Packaging Holdco Issuer LP 144A sr. unsec. notes 9.00%, 1/15/26 (Canada)(PIK)		65,000	48,994
Intelligent Packaging, Ltd., Finco, Inc./Intelligent Packaging, Ltd. Co-Issuer, LLC 144A sr. notes 6.00%, 9/15/28 (Canada)		70,000	59,402
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28		308,000	288,722
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50		61,000	40,747
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30		108,000	85,583
Kleopatra Holdings 2 SCA company guaranty sr. unsec. notes Ser. REGS, 6.50%, 9/1/26 (Luxembourg)	EUR	100,000	69,564
Louisiana-Pacific Corp. 144A sr. unsec. notes 3.625%, 3/15/29		$65,000	56,898
LSF11 A5 HoldCo, LLC 144A sr. unsec. notes 6.625%, 10/15/29		125,000	104,400
Mauser Packaging Solutions Holding Co. 144A company guaranty notes 9.25%, 4/15/27		70,000	64,610
Mauser Packaging Solutions Holding Co. 144A sr. notes 7.875%, 8/15/26		80,000	79,481
Mercer International, Inc. sr. unsec. notes 5.125%, 2/1/29 (Canada)		85,000	66,148
Minsur SA sr. unsec. notes Ser. REGS, 4.50%, 10/28/31 (Peru)		350,000	306,250
Novelis Corp. 144A company guaranty sr. unsec. bonds 3.875%, 8/15/31		20,000	16,452
Novelis Corp. 144A company guaranty sr. unsec. notes 4.75%, 1/30/30		70,000	62,209
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)		95,000	87,919
Nutrien, Ltd. sr. unsec. bonds 4.125%, 3/15/35 (Canada)		404,000	354,621
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)		107,000	101,021
Olympus Water US Holding Corp. 144A sr. unsec. notes 6.25%, 10/1/29		200,000	144,660
PMHC II, Inc. 144A sr. unsec. notes 9.00%, 2/15/30		100,000	76,625
SCIH Salt Holdings, Inc. 144A sr. notes 4.875%, 5/1/28		80,000	71,440
SCIH Salt Holdings, Inc. 144A sr. unsec. notes 6.625%, 5/1/29		130,000	108,920
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		377,000	355,344
TMS International Holding Corp. 144A sr. unsec. notes 6.25%, 4/15/29		125,000	105,000
Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/29 (Luxembourg)		95,000	43,938
Tronox, Inc. 144A company guaranty sr. unsec. notes 4.625%, 3/15/29		115,000	95,569
Westlake Corp. sr. unsec. bonds 3.125%, 8/15/51		488,000	305,335
Westlake Corp. sr. unsec. bonds 2.875%, 8/15/41		243,000	161,693
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26		582,000	546,166
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		427,000	489,611
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		99,000	112,127
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		25,000	27,898
WR Grace Holdings, LLC 144A company guaranty sr. notes 4.875%, 6/15/27		45,000	41,734
WR Grace Holdings, LLC 144A sr. notes 7.375%, 3/1/31		90,000	88,200
WR Grace Holdings, LLC 144A sr. unsec. notes 5.625%, 8/15/29		105,000	86,027

			9,617,638
Capital goods (1.4%)
Adient Global Holdings, Ltd. 144A sr. notes 7.00%, 4/15/28		50,000	50,500
Allison Transmission, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 1/30/31		55,000	46,462
Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		80,000	75,387
Amsted Industries, Inc. 144A sr. unsec. bonds 4.625%, 5/15/30		75,000	66,898
ARD Finance SA 144A sr. notes Ser. REGS, 6.50%, 6/30/27 (Ireland)(PIK)		200,000	162,029
Ardagh Metal Packaging Finance USA, LLC/Ardagh Metal Packaging Finance PLC sr. unsec. notes Ser. REGS, 3.00%, 9/1/29	EUR	100,000	80,877
Ball Corp. company guaranty sr. unsec. notes 6.00%, 6/15/29		$10,000	9,900
Ball Corp. company guaranty sr. unsec. notes 3.125%, 9/15/31		140,000	114,975
Berry Global Escrow Corp. 144A sr. notes 4.875%, 7/15/26		28,000	26,915
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27		167,000	144,055
Boeing Co. (The) sr. unsec. notes 2.196%, 2/4/26		835,000	766,370
Boeing Co. (The) sr. unsec. unsub. bonds 3.375%, 6/15/46		108,000	75,691
Bombardier, Inc. 144A sr. unsec. notes 7.875%, 4/15/27 (Canada)		35,000	34,910
Bombardier, Inc. 144A sr. unsec. notes 7.125%, 6/15/26 (Canada)		65,000	64,562
Chart Industries, Inc. 144A company guaranty sr. notes 7.50%, 1/1/30		110,000	112,228
Chart Industries, Inc. 144A company guaranty sr. unsec. notes 9.50%, 1/1/31		60,000	63,661
Clarios Global LP 144A company guaranty sr. notes 6.75%, 5/15/25		63,000	63,039
Clarios Global LP 144A sr. notes 6.75%, 5/15/28		15,000	14,948
Clarios Global LP/Clarios US Finance Co. company guaranty sr. notes Ser. REGS, 4.375%, 5/15/26	EUR	130,000	134,952
Clean Harbors, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 2/1/31		$50,000	50,313
Covanta Holding Corp. 144A company guaranty sr. unsec. notes 4.875%, 12/1/29		130,000	112,450
DP World Salaam jr. unsec. sub. FRN 6.00%, 1/1/26 (United Arab Emirates)		260,000	257,075
Emerald Debt Merger Sub, LLC 144A sr. notes 6.625%, 12/15/30		80,000	79,100
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29 (Canada)		95,000	86,793
GFL Environmental, Inc. 144A company guaranty sr. unsec. notes 4.00%, 8/1/28 (Canada)		25,000	22,351
Great Lakes Dredge & Dock Corp. 144A company guaranty sr. unsec. notes 5.25%, 6/1/29		185,000	154,518
Honeywell International, Inc. sr. unsec. bonds 3.812%, 11/21/47		255,000	217,033
Howmet Aerospace, Inc. sr. unsec. unsub. bonds 5.95%, 2/1/37		50,000	50,902
Howmet Aerospace, Inc. sr. unsec. unsub. notes 3.00%, 1/15/29		400,000	349,604
Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		336,000	296,381
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26		194,000	186,546
L3Harris Technologies, Inc. sr. unsec. bonds 1.80%, 1/15/31		133,000	105,264
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26		254,000	242,022
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28		234,000	224,906
Madison IAQ, LLC 144A sr. notes 4.125%, 6/30/28		30,000	26,409
Madison IAQ, LLC 144A sr. unsec. notes 5.875%, 6/30/29		145,000	117,437
MajorDrive Holdings IV, LLC 144A sr. unsec. notes 6.375%, 6/1/29		185,000	146,894
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28		714,000	665,862
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28		140,000	134,778
Otis Worldwide Corp. sr. unsec. notes 2.565%, 2/15/30		194,000	167,254
Owens-Brockway Glass Container, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/31		100,000	101,250
Raytheon Technologies Corp. sr. unsec. bonds 4.875%, 10/15/40		161,000	153,308
Raytheon Technologies Corp. sr. unsec. notes 5.15%, 2/27/33		75,000	76,025
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28		617,000	594,254
Ritchie Bros Holdings, Inc. 144A company guaranty sr. notes 6.75%, 3/15/28		30,000	30,300
Ritchie Bros Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 7.75%, 3/15/31		55,000	57,200
Roller Bearing Co. of America, Inc. 144A sr. notes 4.375%, 10/15/29		105,000	94,070
Staples, Inc. 144A sr. notes 7.50%, 4/15/26		60,000	49,555
Terex Corp. 144A company guaranty sr. unsec. notes 5.00%, 5/15/29		80,000	74,374
TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		40,000	39,480
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.875%, 5/1/29		110,000	98,259
TransDigm, Inc. company guaranty sr. unsec. sub. notes 4.625%, 1/15/29		80,000	71,165
TransDigm, Inc. 144A sr. notes 6.75%, 8/15/28		100,000	100,250
Vertical Midco GMBH company guaranty sr. notes Ser. REGS, 4.375%, 7/15/27 (Germany)	EUR	100,000	97,270
Vertiv Group Corp. 144A company guaranty sr. notes 4.125%, 11/15/28		$110,000	99,107
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32		48,000	41,834
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29		306,000	281,448
WESCO Distribution, Inc. 144A company guaranty sr. unsec. unsub. notes 7.25%, 6/15/28		130,000	132,607

			7,994,007
Communication services (2.7%)
American Tower Corp. sr. unsec. bonds 2.70%, 4/15/31(R)		462,000	383,103
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)		263,000	226,838
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)		526,000	478,539
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)		396,000	366,874
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27		166,000	149,294
AT&T, Inc. sr. unsec. bonds 3.55%, 9/15/55		1,258,000	880,683
AT&T, Inc. sr. unsec. unsub. bonds 2.55%, 12/1/33		573,000	450,078
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		440,000	388,382
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		125,000	121,519
CCO Holdings, LLC/CCO Holdings Capital Corp. sr. unsec. bonds 4.50%, 5/1/32		70,000	55,892
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 5.375%, 6/1/29		270,000	244,106
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. bonds 4.75%, 3/1/30		80,000	68,407
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 4.25%, 2/1/31		65,000	52,583
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29		352,000	293,104
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		514,000	483,221
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 4.80%, 3/1/50		487,000	367,441
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		208,000	203,975
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. sr. bonds 3.70%, 4/1/51		261,000	164,920
Comcast Corp. company guaranty sr. unsec. bonds 2.987%, 11/1/63		137,000	86,801
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50		823,000	626,356
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		206,000	170,027
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		308,000	282,795
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		424,000	394,261
Crown Castle, Inc. sr. unsec. bonds 3.80%, 2/15/28(R)		281,000	261,906
Crown Castle, Inc. sr. unsec. bonds 3.65%, 9/1/27(R)		395,000	369,192
Crown Castle, Inc. sr. unsec. sub. notes 1.05%, 7/15/26(R)		219,000	191,724
Crown Castle, Inc. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		128,000	121,586
CSC Holdings, LLC 144A sr. unsec. bonds 5.75%, 1/15/30		200,000	94,434
Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		135,000	161,674
DISH DBS Corp. company guaranty sr. unsec. notes 7.75%, 7/1/26		55,000	33,713
DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.125%, 6/1/29		110,000	51,078
DISH DBS Corp. 144A company guaranty sr. notes 5.75%, 12/1/28		100,000	74,378
DISH DBS Corp. 144A company guaranty sr. notes 5.25%, 12/1/26		55,000	44,119
Embarq Corp. sr. unsec. unsub. bonds 7.995%, 6/1/36		130,000	78,576
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)		123,000	107,985
Equinix, Inc. sr. unsec. sub. notes 2.90%, 11/18/26(R)		986,000	904,056
Frontier Communications Corp. 144A company guaranty sr. notes 5.875%, 10/15/27		110,000	100,954
Frontier Communications Holdings, LLC 144A company guaranty sr. notes 8.75%, 5/15/30		60,000	58,642
Level 3 Financing, Inc. 144A company guaranty sr. notes 10.50%, 5/15/30		52,250	53,015
Level 3 Financing, Inc. 144A company guaranty sr. unsec. notes 4.25%, 7/1/28		65,000	41,851
Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		200,000	211,998
T-Mobile USA, Inc. company guaranty sr. bonds 2.25%, 11/15/31		858,000	686,433
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30		12,000	11,055
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27		611,000	578,376
T-Mobile USA, Inc. company guaranty sr. unsec. bonds 2.875%, 2/15/31		70,000	59,168
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		14,000	13,895
T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.95%, 3/15/28		324,000	319,057
TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		303,000	330,302
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)		855,000	713,589
Verizon Communications, Inc. sr. unsec. bonds 3.70%, 3/22/61		634,000	461,058
Verizon Communications, Inc. sr. unsec. bonds 1.75%, 1/20/31		241,000	190,133
Verizon Communications, Inc. sr. unsec. notes 2.55%, 3/21/31		317,000	264,674
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		642,000	592,549
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28		1,112,000	1,071,972
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28		181,000	159,004

			15,351,345
Conglomerates (—%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 8.882%, perpetual maturity		51,000	51,000

			51,000
Consumer cyclicals (3.1%)
ADT Security Corp. 144A sr. notes 4.125%, 8/1/29		60,000	51,825
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		296,000	273,800
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)		198,000	170,072
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27		1,014,000	954,031
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31		172,000	144,653
AMC Entertainment Holdings, Inc. 144A company guaranty sr. notes 7.50%, 2/15/29		45,000	31,641
American Builders & Contractors Supply Co., Inc. 144A sr. notes 4.00%, 1/15/28		50,000	45,568
American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 3.875%, 11/15/29		50,000	42,683
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 2/15/32		10,000	8,707
Asbury Automotive Group, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/15/29		20,000	17,752
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31		186,000	141,114
Bath & Body Works, Inc. company guaranty sr. unsec. bonds 6.75%, perpetual maturity		55,000	49,485
Bath & Body Works, Inc. company guaranty sr. unsec. notes 7.50%, perpetual maturity		80,000	81,066
Bath & Body Works, Inc. 144A company guaranty sr. unsec. notes 9.375%, 7/1/25		2,000	2,123
Bath & Body Works, Inc. 144A company guaranty sr. unsec. unsub. bonds 6.625%, 10/1/30		60,000	57,923
BCPE Ulysses Intermediate, Inc. 144A sr. unsec. notes 7.75%, 4/1/27(PIK)		40,000	35,220
Beasley Mezzanine Holdings, LLC 144A company guaranty sr. notes 8.625%, 2/1/26		65,000	42,684
Benteler International AG 144A company guaranty sr. notes 10.50%, 5/15/28 (Austria)		200,000	200,500
Block, Inc. sr. unsec. notes 3.50%, 6/1/31		425,000	351,994
BMW Finance NV 144A company guaranty sr. unsec. notes 2.85%, 8/14/29 (Netherlands)		405,000	357,000
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30		315,000	306,924
Boyd Gaming Corp. 144A sr. unsec. bonds 4.75%, 6/15/31		160,000	142,937
Caesars Entertainment, Inc. 144A sr. notes 7.00%, 2/15/30		105,000	105,445
Caesars Entertainment, Inc. 144A sr. unsec. notes 4.625%, 10/15/29		80,000	69,857
Caesars Resort Collection, LLC/CRC Finco, Inc. 144A company guaranty sr. notes 5.75%, 7/1/25		145,000	146,714
Camelot Return Merger Sub, Inc. 144A sr. notes 8.75%, 8/1/28		25,000	23,625
Carnival Corp. 144A company guaranty sr. unsec. unsub. notes 10.50%, 6/1/30		10,000	10,609
Carnival Corp. 144A notes 10.50%, 2/1/26		55,000	57,817
Carnival Corp. 144A notes 9.875%, 8/1/27		40,000	41,665
Carnival Corp. 144A sr. unsec. notes 5.75%, 3/1/27		140,000	128,883
Carnival Holdings Bermuda, Ltd. 144A company guaranty sr. unsec. unsub. notes 10.375%, 5/1/28 (Bermuda)		15,000	16,406
Carriage Services, Inc. 144A company guaranty sr. unsec. notes 4.25%, 5/15/29		75,000	64,553
CDI Escrow Issuer, Inc. 144A sr. unsec. notes 5.75%, 4/1/30		125,000	116,094
Cinemark USA, Inc. 144A company guaranty sr. notes 8.75%, 5/1/25		12,000	12,185
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.875%, 3/15/26		70,000	66,413
Cinemark USA, Inc. 144A company guaranty sr. unsec. notes 5.25%, 7/15/28		50,000	43,981
Clear Channel Outdoor Holdings, Inc. 144A company guaranty sr. unsec. sub. notes 7.75%, 4/15/28		85,000	66,725
D.R. Horton, Inc. company guaranty sr. unsec. unsub. notes 1.30%, 10/15/26		650,000	569,611
Everi Holdings, Inc. 144A company guaranty sr. unsec. notes 5.00%, 7/15/29		145,000	126,985
Full House Resorts, Inc. 144A company guaranty sr. notes 8.25%, 2/15/28		140,000	131,037
Garda World Security Corp. 144A sr. notes 7.75%, 2/15/28 (Canada)		25,000	24,813
Garda World Security Corp. 144A sr. unsec. notes 6.00%, 6/1/29 (Canada)		40,000	32,778
Gartner, Inc. 144A company guaranty sr. unsec. bonds 3.75%, 10/1/30		95,000	82,737
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27		35,000	31,110
Gray Escrow II, Inc. 144A sr. unsec. bonds 5.375%, 11/15/31		165,000	109,360
GW B-CR Security Corp. 144A sr. unsec. notes 9.50%, 11/1/27 (Canada)		85,000	82,118
Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 9.00%, perpetual maturity		45,000	45,338
Hilton Domestic Operating Co., Inc. company guaranty sr. unsec. bonds 4.875%, 1/15/30		170,000	158,511
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		80,000	77,607
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		248,000	273,058
Hyatt Hotels Corp. sr. unsec. notes 5.75%, 1/30/27		132,000	131,661
Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		476,000	466,155
iHeartCommunications, Inc. company guaranty sr. unsec. notes 8.375%, 5/1/27		115,911	77,218
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28		744,000	715,722
Interpublic Group of Cos., Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31		13,000	10,583
JELD-WEN, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		50,000	44,283
Kontoor Brands, Inc. 144A company guaranty sr. unsec. notes 4.125%, 11/15/29		135,000	112,725
Las Vegas Sands Corp. sr. unsec. unsub. notes 3.90%, 8/8/29		95,000	84,765
LBM Acquisition, LLC 144A company guaranty sr. unsec. notes 6.25%, 1/15/29		80,000	66,180
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27		496,000	481,246
Levi Strauss & Co. 144A sr. unsec. sub. bonds 3.50%, 3/1/31		150,000	124,125
Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/15/26		65,000	63,493
Live Nation Entertainment, Inc. 144A sr. notes 6.50%, 5/15/27		50,000	50,266
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. bonds 6.125%, 3/15/32		50,000	43,744
Macy's Retail Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 5.875%, 3/15/30		10,000	8,911
Masonite International Corp. 144A company guaranty sr. unsec. notes 5.375%, 2/1/28		40,000	38,129
Masonite International Corp. 144A company guaranty sr. unsec. notes 3.50%, 2/15/30		105,000	88,199
Mattamy Group Corp. 144A sr. unsec. notes 4.625%, 3/1/30 (Canada)		75,000	64,837
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.75%, 4/1/29		80,000	70,387
Mattel, Inc. 144A company guaranty sr. unsec. notes 3.375%, 4/1/26		20,000	18,404
McGraw-Hill Education, Inc. 144A sr. notes 5.75%, 8/1/28		140,000	121,309
McGraw-Hill Education, Inc. 144A sr. unsec. notes 8.00%, 8/1/29		105,000	89,619
Michaels Cos., Inc. (The) 144A sr. unsec. notes 7.875%, 5/1/29		35,000	23,583
MIWD Holdco II, LLC/MIWD Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 2/1/30		30,000	24,750
Moody's Corp. sr. unsec. notes 2.00%, 8/19/31		589,000	474,571
NCL Corp., Ltd. 144A company guaranty sr. notes 5.875%, 2/15/27		45,000	43,763
NCL Corp., Ltd. 144A sr. unsec. unsub. notes 7.75%, 2/15/29		35,000	33,163
Neptune Bidco US, Inc. 144A sr. notes 9.29%, 4/15/29		135,000	123,932
Netflix, Inc. sr. unsec. bonds Ser. REGS, 3.875%, 11/15/29	EUR	395,000	419,244
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28		$45,000	46,476
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26		335,000	327,100
Netflix, Inc. 144A sr. unsec. bonds 5.375%, 11/15/29		355,000	356,315
News Corp. 144A company guaranty sr. unsec. unsub. bonds 5.125%, 2/15/32		72,000	65,690
News Corp. 144A sr. unsec. notes 3.875%, 5/15/29		80,000	70,224
Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		547,000	525,389
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A company guaranty sr. unsec. notes 5.00%, 8/15/27		55,000	49,924
Outfront Media Capital, LLC/Outfront Media Capital Corp. 144A sr. unsec. notes 4.25%, 1/15/29		5,000	4,202
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29		295,000	262,962
Paramount Global sr. unsec. unsub. notes 4.00%, 1/15/26		97,000	92,332
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27		213,000	191,864
Penn Entertainment, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		120,000	112,210
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A company guaranty sr. notes 3.375%, 8/31/27		50,000	44,099
Prime Security Services Borrower, LLC/Prime Finance, Inc. 144A notes 6.25%, 1/15/28		100,000	93,680
Raptor Acquisition Corp./Raptor Co-Issuer, LLC 144A sr. notes 4.875%, 11/1/26		35,000	32,988
Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 5.75%, 1/15/29		80,000	59,857
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 1/15/30		50,000	50,642
Royal Caribbean Cruises, Ltd. 144A company guaranty sr. unsec. unsub. notes 9.25%, 1/15/29		70,000	74,579
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 5.50%, 8/31/26		60,000	56,887
Royal Caribbean Cruises, Ltd. 144A sr. unsec. notes 4.25%, 7/1/26		20,000	18,359
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29		65,000	56,646
S&P Global, Inc. company guaranty sr. unsec. notes 2.45%, 3/1/27		17,000	15,680
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30		118,000	92,926
Sabre GLBL, Inc. 144A company guaranty sr. notes 7.375%, 9/1/25		5,000	4,438
Scientific Games Holdings LP/Scientific Games US FinCo., Inc. 144A sr. unsec. notes 6.625%, 3/1/30		70,000	61,600
Scientific Games International, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/15/29		120,000	120,150
Scientific Games International, Inc. 144A sr. unsec. notes 7.00%, 5/15/28		50,000	49,733
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. notes 4.50%, 10/15/29		110,000	94,519
Scotts Miracle-Gro Co. (The) company guaranty sr. unsec. unsub. bonds 4.375%, 2/1/32		55,000	43,306
Scripps Escrow II, Inc. 144A sr. notes 3.875%, 1/15/29		60,000	48,446
Shift4 Payments, LLC/Shift4 Payments Finance Sub, Inc. 144A company guaranty sr. unsec. notes 4.625%, 11/1/26		90,000	84,399
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31		105,000	81,196
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. notes 4.00%, 7/15/28		75,000	65,165
Spanish Broadcasting System, Inc. 144A sr. notes 9.75%, 3/1/26		45,000	30,846
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 10/1/29		105,000	93,720
Spectrum Brands, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 3/15/31		5,000	4,100
Standard Industries, Inc. sr. unsec. notes Ser. REGS, 2.25%, 11/21/26	EUR	100,000	96,683
Standard Industries, Inc. 144A sr. unsec. bonds 3.375%, 1/15/31		$40,000	32,202
Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		35,000	33,357
Standard Industries, Inc. 144A sr. unsec. notes 4.375%, 7/15/30		70,000	60,627
Station Casinos, LLC 144A sr. unsec. bonds 4.625%, 12/1/31		50,000	42,125
Station Casinos, LLC 144A sr. unsec. notes 4.50%, 2/15/28		135,000	121,172
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 2.691%, 9/15/31		325,000	259,211
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27		200,000	175,205
SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		90,000	86,850
Taylor Morrison Communities, Inc. 144A sr. unsec. bonds 5.125%, 8/1/30		60,000	55,398
Taylor Morrison Communities, Inc. 144A sr. unsec. notes 5.75%, 1/15/28		35,000	33,842
Townsquare Media, Inc. 144A sr. notes 6.875%, 2/1/26		60,000	57,378
Univision Communications, Inc. 144A company guaranty sr. notes 6.625%, 6/1/27		100,000	96,655
Univision Communications, Inc. 144A sr. notes 7.375%, 6/30/30		40,000	38,085
Urban One, Inc. 144A company guaranty sr. notes 7.375%, 2/1/28		70,000	60,979
Victoria's Secret & Co. 144A sr. unsec. notes 4.625%, 7/15/29		140,000	102,200
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45		233,000	301,682
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 4.279%, 3/15/32		1,145,000	1,015,473
Warnermedia Holdings, Inc. company guaranty sr. unsec. notes 3.755%, 3/15/27		385,000	359,115
White Cap Buyer, LLC 144A sr. unsec. notes 6.875%, 10/15/28		60,000	54,375
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		120,000	113,670
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A company guaranty sr. unsec. unsub. notes 7.125%, 2/15/31		70,000	69,650
Wynn Resorts Finance, LLC/Wynn Resorts Capital Corp. 144A sr. unsec. bonds 5.125%, 10/1/29		55,000	49,291

			17,138,578
Consumer staples (1.2%)
1011778 BC ULC/New Red Finance, Inc. 144A bonds 4.00%, 10/15/30 (Canada)		145,000	124,096
1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 4.375%, 1/15/28 (Canada)		70,000	64,622
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.875%, 2/15/30		30,000	27,697
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 4.625%, 1/15/27		80,000	75,800
Albertsons Cos., LLC/Safeway, Inc./New Albertsons LP/Albertsons, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/26		55,000	55,932
Anheuser-Busch Cos., LLC/Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46		454,000	433,929
Aramark Services, Inc. 144A company guaranty sr. unsec. notes 5.00%, 2/1/28		122,000	114,990
Ashtead Capital, Inc. 144A company guaranty sr. unsec. notes 2.45%, 8/12/31		205,000	160,864
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		685,000	644,007
CDW, LLC/CDW Finance Corp. company guaranty sr. unsec. notes 3.25%, 2/15/29		15,000	12,853
ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		93,000	80,921
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		228,000	260,548
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		300,000	300,193
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26		111,000	103,129
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. notes 4.625%, 1/15/29		15,000	13,163
Fertitta Entertainment, LLC/Fertitta Entertainment Finance Co., Inc. 144A company guaranty sr. unsec. notes 6.75%, 1/15/30		50,000	42,552
Herc Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 7/15/27		100,000	95,815
IRB Holding Corp. 144A company guaranty sr. notes 7.00%, 6/15/25		50,000	50,250
JDE Peet's NV 144A company guaranty sr. unsec. notes 1.375%, 1/15/27 (Netherlands)		535,000	464,105
Kenvue, Inc. 144A company guaranty sr. unsec. notes 4.90%, 3/22/33		299,000	302,533
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.05%, 3/22/53		54,000	55,114
Kenvue, Inc. 144A company guaranty sr. unsec. unsub. notes 5.05%, 3/22/28		519,000	523,116
Keurig Dr Pepper, Inc. company guaranty sr. unsec. notes 2.25%, 3/15/31		573,000	471,323
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27		118,000	111,224
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27		448,000	430,132
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. notes 4.125%, 1/31/30		125,000	111,714
Match Group Holdings II, LLC 144A sr. unsec. bonds 5.00%, 12/15/27		54,000	50,080
Match Group Holdings II, LLC 144A sr. unsec. bonds 3.625%, 10/1/31		45,000	36,987
Match Group Holdings II, LLC 144A sr. unsec. notes 4.125%, 8/1/30		25,000	21,413
Match Group Holdings II, LLC 144A sr. unsec. unsub. notes 4.625%, 6/1/28		340,000	312,324
Nestle Holdings, Inc. 144A company guaranty sr. unsec. notes 0.375%, 1/15/24		850,000	827,156
Newell Brands, Inc. sr. unsec. unsub. notes 4.70%, 4/1/26		40,000	37,574
PECF USS Intermediate Holding III Corp. 144A sr. unsec. notes 8.00%, 11/15/29		165,000	92,813
TripAdvisor, Inc. 144A company guaranty sr. unsec. notes 7.00%, 7/15/25		90,000	90,000
US Foods, Inc. 144A company guaranty sr. unsec. notes 4.75%, 2/15/29		50,000	45,777
Yum! Brands, Inc. sr. unsec. bonds 5.375%, 4/1/32		30,000	28,514

			6,673,260
Energy (1.4%)
Antero Midstream Partners LP/Antero Midstream Finance Corp. 144A company guaranty sr. unsec. notes 7.875%, 5/15/26		35,000	35,496
Antero Resources Corp. 144A company guaranty sr. unsec. notes 7.625%, 2/1/29		50,000	50,731
Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		55,000	44,688
Apache Corp. sr. unsec. unsub. notes 4.375%, 10/15/28		65,000	59,365
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26		369,000	351,235
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		592,000	557,395
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 8.00%, 8/1/28		30,000	29,667
Callon Petroleum Co. 144A company guaranty sr. unsec. notes 7.50%, 6/15/30		180,000	169,897
Centennial Resource Production, LLC 144A company guaranty sr. unsec. notes 6.875%, 4/1/27		175,000	172,375
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		120,000	117,967
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 4.00%, 3/1/31		80,000	70,439
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32		10,000	8,227
Chord Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 6/1/26		55,000	54,526
Civitas Resources, Inc. 144A company guaranty sr. unsec. notes 8.375%, 7/1/28		45,000	45,509
Civitas Resources, Inc. 144A company guaranty sr. unsec. unsub. notes 8.75%, 7/1/31		90,000	91,242
Comstock Resources, Inc. 144A company guaranty sr. unsec. notes 5.875%, 1/15/30		110,000	95,499
Comstock Resources, Inc. 144A sr. unsec. notes 6.75%, 3/1/29		25,000	22,874
Continental Resources, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/31		85,000	80,806
DCP Midstream Operating LP 144A company guaranty sr. unsec. unsub. bonds 6.75%, 9/15/37		105,000	111,434
Devon Energy Corp. sr. unsec. unsub. bonds 7.875%, 9/30/31		50,000	56,739
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26		206,000	193,547
Encino Acquisition Partners Holdings, LLC 144A company guaranty sr. unsec. notes 8.50%, 5/1/28		145,000	131,600
Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		470,000	459,745
Energy Transfer LP/Regency Energy Finance Corp. sr. unsec. unsub. notes 4.50%, 11/1/23		24,000	23,880
EnLink Midstream, LLC 144A company guaranty sr. unsec. notes 5.625%, 1/15/28		140,000	135,476
EQT Corp. sr. unsec. notes 7.00%, 2/1/30		55,000	57,587
EQT Corp. sr. unsec. notes 5.00%, 1/15/29		10,000	9,415
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.50%, 10/15/30		50,000	46,250
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 5.125%, 6/15/28		55,000	51,474
Hess Midstream Operations LP 144A company guaranty sr. unsec. notes 4.25%, 2/15/30		45,000	39,263
Hess Midstream Operations LP 144A company guaranty sr. unsec. sub. notes 5.625%, 2/15/26		60,000	59,025
KazMunayGas National Co. JSC sr. unsec. notes Ser. REGS, 4.75%, 4/19/27 (Kazakhstan)		280,000	265,300
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30		90,000	85,544
Nabors Industries, Inc. company guaranty sr. unsec. notes 5.75%, 2/1/25		60,000	58,063
Nabors Industries, Inc. 144A company guaranty sr. unsec. notes 7.375%, 5/15/27		70,000	66,607
Occidental Petroleum Corp. sr. unsec. bonds 6.125%, 1/1/31		25,000	25,385
Occidental Petroleum Corp. sr. unsec. sub. bonds 6.20%, 3/15/40		180,000	177,406
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27		97,000	104,780
Occidental Petroleum Corp. sr. unsec. sub. notes 7.50%, 5/1/31		253,000	276,236
Ovintiv, Inc. company guaranty sr. unsec. bonds 6.25%, 7/15/33		35,000	34,522
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 7.375%, 11/1/31		65,000	69,706
Ovintiv, Inc. company guaranty sr. unsec. unsub. bonds 6.625%, 8/15/37		35,000	34,547
Patterson-UTI Energy, Inc. sr. unsec. notes 3.95%, 2/1/28		15,000	13,441
Patterson-UTI Energy, Inc. sr. unsec. sub. notes 5.15%, 11/15/29		160,000	144,943
Permian Resources Operating, LLC 144A company guaranty sr. unsec. notes 5.375%, 1/15/26		120,000	114,087
Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 6.50%, 7/3/33 (Brazil)		139,000	136,012
Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		86,000	86,129
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.70%, 2/16/32 (Mexico)		98,000	74,515
Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.49%, 1/23/27 (Mexico)		290,000	257,710
Petroleos Mexicanos 144A sr. unsec. bonds 10.00%, 2/7/33 (Mexico)		380,000	347,700
Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.125%, 1/15/26 (Canada)		130,000	128,368
Rockcliff Energy II, LLC 144A sr. unsec. notes 5.50%, 10/15/29		170,000	156,817
Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		174,000	164,911
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		46,000	45,277
SM Energy Co. sr. unsec. notes 6.625%, 1/15/27		40,000	38,850
SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		85,000	82,850
SM Energy Co. sr. unsec. unsub. notes 6.50%, 7/15/28		95,000	91,200
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 3/15/30		110,000	102,652
Southwestern Energy Co. company guaranty sr. unsec. notes 5.375%, 2/1/29		135,000	127,125
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		282,000	264,757
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 12/31/30		95,000	83,600
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. notes 5.50%, 1/15/28		30,000	27,413
Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. unsub. notes 4.875%, 2/1/31		278,000	256,911
Transocean Poseidon, Ltd. 144A company guaranty sr. notes 6.875%, 2/1/27		60,938	60,100
Transocean Titan Financing, Ltd. 144A company guaranty sr. notes 8.375%, 2/1/28 (Cayman Islands)		35,000	35,744
Transocean, Inc. 144A company guaranty sr. notes 8.75%, 2/15/30		40,000	40,600
Transocean, Inc. 144A company guaranty sr. unsec. notes 11.50%, 1/30/27		60,000	62,175
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. notes 6.875%, 4/1/26		100,000	97,959
USA Compression Partners LP/USA Compression Finance Corp. company guaranty sr. unsec. unsub. notes 6.875%, 9/1/27		50,000	47,745
Venture Global Calcasieu Pass, LLC 144A company guaranty sr. notes 3.875%, 8/15/29		70,000	61,151
Venture Global LNG, Inc. 144A sr. notes 8.375%, 6/1/31		90,000	90,735
Venture Global LNG, Inc. 144A sr. notes 8.125%, 6/1/28		40,000	40,625
Viper Energy Partners LP 144A company guaranty sr. unsec. notes 5.375%, 11/1/27		30,000	28,792

			7,942,363
Financials (7.7%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)		200,000	192,890
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)		759,000	620,937
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. sub. notes 3.65%, 7/21/27 (Ireland)		450,000	412,130
Air Lease Corp. sr. unsec. notes 2.10%, 9/1/28		175,000	145,362
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28		234,000	219,933
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29		736,000	636,660
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer 144A sr. unsec. notes 6.75%, 10/15/27		130,000	122,200
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		367,000	380,991
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27		263,000	244,150
Ally Financial, Inc. sr. unsec. notes 2.20%, 11/2/28		172,000	137,276
Ares Capital Corp. sr. unsec. notes 2.875%, 6/15/27		523,000	453,147
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26		204,000	189,131
Aretec Escrow Issuer, Inc. 144A sr. unsec. notes 7.50%, 4/1/29		130,000	112,722
Athene Global Funding 144A notes 1.985%, 8/19/28		547,000	438,956
Australia and New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	195,574
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)		200,000	188,578
Banco Santander SA unsec. sub. FRB 3.225%, 11/22/32 (Spain)		1,400,000	1,109,111
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	388,467
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		204,000	202,266
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		10,000	9,972
Bank of America Corp. sr. unsec. FRN 1.734%, 7/22/27		1,690,000	1,508,773
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31		572,000	478,896
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37		1,133,000	968,856
Bank of America Corp. unsec. sub. FRN (ICE LIBOR USD 3 Month + 0.76%), 6.312%, 9/15/26		83,000	81,678
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		722,000	761,433
Bank of America Corp. unsec. sub. notes Ser. L, 4.183%, 11/25/27		245,000	232,744
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. bonds 2.85%, 10/15/50		500,000	347,938
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		117,000	106,702
Blackstone Holdings Finance Co., LLC 144A company guaranty sr. unsec. unsub. bonds 1.60%, 3/30/31		170,000	126,146
BNP Paribas SA 144A unsec. sub. FRB 2.588%, 8/12/35 (France)		285,000	218,467
BNP Paribas SA 144A unsec. sub. notes 4.375%, 5/12/26 (France)		200,000	191,930
BPCE SA 144A sr. unsec. unsub. FRN 5.975%, 1/18/27 (France)		410,000	406,097
BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		200,000	196,378
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		295,000	283,083
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32		1,178,000	831,918
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity		250,000	209,375
Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		1,792,000	1,675,327
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		408,000	386,623
Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		214,000	183,092
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		273,000	260,668
Citigroup, Inc. unsec. sub. notes 4.60%, 3/9/26		239,000	231,387
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25		500,000	473,518
Cobra AcquisitionCo, LLC 144A company guaranty sr. unsec. notes 6.375%, 11/1/29		115,000	81,075
Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		836,000	774,866
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)		160,000	146,495
Corebridge Financial, Inc. sr. unsec. notes 3.85%, 4/5/29		239,000	214,937
Credit Suisse Group AG 144A sr. unsec. bonds 3.869%, 1/12/29 (Switzerland)		311,000	281,143
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)		1,090,000	999,496
Credit Suisse Group AG 144A sr. unsec. unsub. FRN 1.305%, 2/2/27 (Switzerland)		250,000	218,417
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)		400,000	379,823
Deutsche Bank AG/New York, NY sr. unsec. unsub. notes 1.686%, 3/19/26 (Germany)		1,090,000	981,632
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)		643,000	618,829
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		190,000	186,261
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28		647,000	638,257
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		345,000	341,203
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31		230,000	188,514
Ford Motor Credit Co., LLC sr. unsec. unsub. notes 5.125%, 6/16/25		200,000	194,506
Freedom Mortgage Corp. 144A sr. unsec. notes 8.25%, 4/15/25		32,000	31,200
Freedom Mortgage Corp. 144A sr. unsec. notes 7.625%, 5/1/26		75,000	69,038
Freedom Mortgage Corp. 144A sr. unsec. notes 6.625%, 1/15/27		60,000	51,949
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		780,000	739,683
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32		148,000	119,703
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. bonds 3.25%, 1/15/32(R)		246,000	198,624
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		84,000	82,229
goeasy, Ltd. 144A company guaranty sr. unsec. notes 4.375%, 5/1/26 (Canada)		60,000	54,726
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51		63,000	48,699
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29		1,677,000	1,583,911
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30		225,000	191,627
HUB International, Ltd. 144A sr. notes 7.25%, 6/15/30		50,000	51,630
HUB International, Ltd. 144A sr. unsec. notes 7.00%, 5/1/26		65,000	64,828
Huntington Bancshares, Inc. unsec. sub. FRB 2.487%, 8/15/36		490,000	345,457
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 5/15/26		60,000	54,607
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.25%, 5/15/27		85,000	73,304
Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. sub. notes 4.375%, 2/1/29		50,000	39,285
Intercontinental Exchange, Inc. sr. unsec. bonds 2.65%, 9/15/40		380,000	268,359
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32		190,000	146,462
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27		98,000	95,417
Intesa Sanpaolo SpA 144A sr. unsec. notes 3.875%, 1/12/28 (Italy)		400,000	357,020
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity		43,000	42,901
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity		252,000	234,990
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 6.321%, 5/15/47		228,000	191,155
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		1,005,000	826,218
JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		1,887,000	1,768,989
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26		65,000	62,577
KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		207,000	179,190
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A company guaranty sr. unsec. notes 4.75%, 6/15/29(R)		80,000	65,107
Ladder Capital Finance Holdings, LLLP/Ladder Capital Finance Corp. 144A sr. unsec. notes 4.25%, 2/1/27(R)		100,000	86,891
Lloyds Banking Group PLC unsec. sub. notes 4.65%, 3/24/26 (United Kingdom)		295,000	281,731
Marsh & McLennan Cos., Inc. sr. unsec. sub. bonds 4.90%, 3/15/49		236,000	221,938
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29		243,000	236,041
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		385,000	402,994
Morgan Stanley sr. unsec. unsub. FRN Ser. GMTN, 3.772%, 1/24/29		2,050,000	1,913,830
Morgan Stanley unsec. unsub. notes 3.95%, 4/23/27		593,000	561,472
Nasdaq, Inc. sr. unsec. bonds 5.95%, 8/15/53		53,000	54,266
Nasdaq, Inc. sr. unsec. notes 5.35%, 6/28/28		110,000	110,159
Nasdaq, Inc. sr. unsec. sub. bonds 5.55%, 2/15/34		47,000	47,185
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 11/15/31		75,000	61,608
Nationstar Mortgage Holdings, Inc. 144A company guaranty sr. unsec. notes 5.50%, 8/15/28		85,000	74,455
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		186,000	151,382
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 7.125%, 3/15/26		45,000	44,212
OneMain Finance Corp. company guaranty sr. unsec. sub. notes 6.625%, 1/15/28		50,000	47,164
OneMain Finance Corp. company guaranty sr. unsec. unsub. notes 5.375%, 11/15/29		110,000	93,516
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/31		50,000	40,779
PennyMac Financial Services, Inc. 144A company guaranty sr. unsec. notes 5.375%, 10/15/25		100,000	94,500
PHH Mortgage Corp. 144A company guaranty sr. notes 7.875%, 3/15/26		165,000	147,378
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33		825,000	758,903
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)		149,000	126,287
Prologis LP sr. unsec. unsub. notes 2.125%, 4/15/27(R)		66,000	59,467
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)		390,000	289,372
Sumitomo Mitsui Trust Bank, Ltd. 144A sr. unsec. notes 0.80%, 9/12/23 (Japan)		755,000	748,099
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		629,000	580,335
Truist Bank unsec. sub. FRN Ser. BKNT, 2.636%, 9/17/29		390,000	360,008
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26		390,000	374,836
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)		589,000	538,228
US Bancorp unsec. sub. FRB 2.491%, 11/3/36		754,000	551,541
USI, Inc./NY 144A sr. unsec. notes 6.875%, 5/1/25		105,000	104,213
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)		374,000	354,116
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)		149,000	136,683
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity		86,000	75,714
Wells Fargo & Co. sr. unsec. unsub. FRB Ser. MTN, 3.35%, 3/2/33		2,345,000	2,006,977
Wells Fargo & Co. sr. unsec. unsub. FRN Ser. MTN, 4.54%, 8/15/26		306,000	298,990
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)		81,000	76,280
Westpac Banking Corp. unsec. sub. bonds 2.963%, 11/16/40 (Australia)		147,000	98,546

			43,055,917
Health care (2.2%)
1375209 BC, Ltd. 144A sr. notes 9.00%, 1/30/28 (Canada)		11,000	11,028
Air Methods Corp. 144A sr. unsec. notes 8.00%, 5/15/25		110,000	825
Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		410,000	367,166
Amgen, Inc. sr. unsec. unsub. notes 5.15%, 3/2/28		320,000	320,013
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		588,000	544,394
Bausch Health Cos., Inc. 144A company guaranty sr. notes 6.125%, 2/1/27		75,000	48,015
Bausch Health Cos., Inc. 144A sr. notes 4.875%, 6/1/28		90,000	53,568
Becton, Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27		77,000	73,210
Becton, Dickinson and Co. sr. unsec. sub. bonds 1.957%, 2/11/31		620,000	502,315
Centene Corp. sr. unsec. bonds 3.00%, 10/15/30		80,000	66,664
Centene Corp. sr. unsec. notes 4.625%, 12/15/29		60,000	55,226
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/15/31		50,000	43,250
Charles River Laboratories International, Inc. 144A company guaranty sr. unsec. notes 3.75%, 3/15/29		45,000	39,431
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 8.00%, 3/15/26		30,000	29,223
CHS/Community Health Systems, Inc. 144A company guaranty sr. notes 5.625%, 3/15/27		40,000	35,250
CHS/Community Health Systems, Inc. 144A company guaranty sr. unsec. sub. notes 6.875%, 4/1/28		75,000	44,023
CHS/Community Health Systems, Inc. 144A jr. notes 6.875%, 4/15/29		65,000	40,594
CHS/Community Health Systems, Inc. 144A sr. notes 5.25%, 5/15/30		45,000	35,448
CVS Health Corp. sr. unsec. unsub. notes 4.78%, 3/25/38		771,000	711,534
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		26,455	26,557
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		187,024	172,616
DH Europe Finance II SARL company guaranty sr. unsec. bonds 3.40%, 11/15/49 (Luxembourg)		208,000	161,681
Elanco Animal Health, Inc. sr. unsec. notes Ser. WI, 6.65%, 8/28/28		115,000	111,581
Eli Lilly and Co. sr. unsec. unsub. bonds 4.875%, 2/27/53		180,000	184,879
Fortrea Holdings, Inc. 144A company guaranty sr. notes 7.50%, 7/1/30		10,000	10,240
GE Healthcare Holding, LLC company guaranty sr. unsec. notes 5.65%, 11/15/27		165,000	167,022
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27		84,000	81,032
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29		75,000	69,404
HCA, Inc. company guaranty sr. unsec. notes 5.375%, 9/1/26		105,000	104,175
HCA, Inc. company guaranty sr. unsec. notes 3.50%, 9/1/30		50,000	43,827
HCA, Inc. 144A company guaranty sr. unsec. sub. notes 3.625%, 3/15/32		510,000	442,684
Humana, Inc. sr. unsec. unsub. bonds 5.50%, 3/15/53		60,000	59,683
Humana, Inc. sr. unsec. unsub. notes 5.75%, 3/1/28		302,000	307,282
Jazz Securities DAC 144A company guaranty sr. unsub. notes 4.375%, 1/15/29 (Ireland)		200,000	178,438
Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty unsub. notes 10.00%, 4/15/25 (Luxembourg)		67,000	11,302
Merck & Co., Inc. sr. unsec. notes 2.90%, 3/7/24		28,000	27,494
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		532,000	451,696
Merck & Co., Inc. sr. unsec. unsub. notes 2.75%, 2/10/25		48,000	46,197
Minerva Merger Sub, Inc. 144A sr. unsec. notes 6.50%, 2/15/30		140,000	117,830
Mozart Debt Merger Sub, Inc. 144A sr. notes 3.875%, 4/1/29		190,000	165,122
Mozart Debt Merger Sub, Inc. 144A sr. unsec. notes 5.25%, 10/1/29		90,000	78,093
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		936,000	844,419
Option Care Health, Inc. 144A company guaranty sr. unsec. notes 4.375%, 10/31/29		35,000	30,806
Owens & Minor, Inc. 144A company guaranty sr. unsec. notes 6.625%, 4/1/30		55,000	49,899
Owens & Minor, Inc. 144A sr. unsec. notes 4.50%, 3/31/29		45,000	37,368
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 5.30%, 5/19/53 (Singapore)		108,000	112,286
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.75%, 5/19/33 (Singapore)		152,000	151,427
Pfizer Investment Enterprises PTE, Ltd. company guaranty sr. unsec. notes 4.45%, 5/19/28 (Singapore)		480,000	471,788
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		378,000	356,888
Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		955,000	834,377
Service Corp. International sr. unsec. bonds 5.125%, 6/1/29		135,000	127,200
Service Corp. International sr. unsec. notes 4.625%, 12/15/27		123,000	116,543
Service Corp. International sr. unsec. notes 3.375%, 8/15/30		95,000	79,449
Service Corp. International sr. unsec. sub. notes 4.00%, 5/15/31		55,000	47,082
Tenet Healthcare Corp. company guaranty sr. notes 5.125%, 11/1/27		190,000	181,389
Tenet Healthcare Corp. company guaranty sr. notes 4.875%, 1/1/26		455,000	443,165
Tenet Healthcare Corp. company guaranty sr. notes 4.25%, 6/1/29		75,000	67,757
Tenet Healthcare Corp. company guaranty sr. unsub. notes 6.125%, 6/15/30		120,000	118,284
Teva Pharmaceutical Finance Netherlands III BV company guaranty sr. unsec. unsub. notes 5.125%, 5/9/29 (Israel)		215,000	195,027
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		419,000	359,504
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28		1,032,000	989,234
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27		346,000	302,285
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28		381,000	365,554
Zoetis, Inc. sr. unsec. sub. notes 3.00%, 9/12/27		130,000	121,101

			12,442,844
Technology (2.2%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60		430,000	261,566
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26		418,000	386,891
Apple, Inc. sr. unsec. bonds 2.80%, 2/8/61		244,000	164,834
Apple, Inc. sr. unsec. notes 4.00%, 5/10/28		475,000	467,283
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		1,365,000	1,296,273
Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		375,000	334,625
Arches Buyer, Inc. 144A sr. notes 4.25%, 6/1/28		160,000	139,231
Arches Buyer, Inc. 144A sr. unsec. notes 6.125%, 12/1/28		55,000	47,402
Boxer Parent Co., Inc. 144A company guaranty sr. notes 7.125%, 10/2/25		30,000	30,027
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		468,000	446,281
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.50%, 1/15/28		1,240,000	1,145,463
Broadcom, Inc. 144A sr. unsec. bonds 3.187%, 11/15/36		66,000	49,880
Central Parent, Inc./CDK Global, Inc. 144A company guaranty sr. notes 7.25%, 6/15/29		70,000	69,215
Clarivate Science Holdings Corp. 144A sr. unsec. notes 4.875%, 7/1/29		115,000	102,017
Cloud Software Group, Inc. 144A notes 9.00%, 9/30/29		120,000	103,800
Cloud Software Group, Inc. 144A sr. notes. 6.50%, 3/31/29		250,000	222,595
CommScope Finance, LLC 144A sr. notes 6.00%, 3/1/26		45,000	41,939
CommScope Technologies, LLC 144A company guaranty sr. unsec. notes 6.00%, 6/15/25		40,000	37,283
CommScope, Inc. 144A company guaranty sr. unsec. notes 8.25%, 3/1/27		75,000	59,999
CrowdStrike Holdings, Inc. company guaranty sr. unsec. notes 3.00%, 2/15/29		165,000	142,285
Gen Digital Inc. 144A company guaranty sr. unsec. unsub. notes 7.125%, 9/30/30		35,000	35,059
Imola Merger Corp. 144A sr. notes 4.75%, 5/15/29		185,000	160,896
Meta Platforms, Inc. sr. unsec. notes 4.95%, 5/15/33		281,000	280,783
Meta Platforms, Inc. sr. unsec. unsub. bonds 4.45%, 8/15/52		276,000	239,992
Meta Platforms, Inc. sr. unsec. unsub. notes 3.50%, 8/15/27		152,000	144,314
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52		968,000	720,160
Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		1,490,000	1,398,355
Microsoft Corp. sr. unsec. unsub. notes 3.30%, 2/6/27		57,000	54,814
MSCI, Inc. 144A company guaranty sr. unsec. notes 3.625%, 9/1/30		133,000	114,697
NortonLifeLock, Inc. 144A company guaranty sr. unsec. unsub. notes 6.75%, 9/30/27		50,000	49,750
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41		422,000	325,121
Oracle Corp. sr. unsec. notes 2.95%, 4/1/30		145,000	126,566
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47		969,000	746,018
Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		257,000	245,270
Rocket Software, Inc. 144A sr. unsec. notes 6.50%, 2/15/29		140,000	117,775
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61		387,000	262,481
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51		387,000	272,061
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31		595,000	509,017
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30		452,000	357,876
TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 4.00%, 3/1/29		125,000	106,250
Twilio, Inc. company guaranty sr. unsec. notes 3.875%, 3/15/31		185,000	154,033
Twilio, Inc. company guaranty sr. unsec. notes 3.625%, 3/15/29		105,000	89,329
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29		104,000	96,173
ZoomInfo Technologies, LLC/ZoomInfo Finance Corp. 144A company guaranty sr. unsec. notes 3.875%, 2/1/29		240,000	206,422

			12,362,101
Transportation (0.3%)
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.75%, 4/20/29		70,000	67,969
American Airlines, Inc./AAdvantage Loyalty IP, Ltd. 144A company guaranty sr. notes 5.50%, 4/20/26		105,000	104,022
Canadian Pacific Railway Co. company guaranty sr. unsec. unsub. notes 1.75%, 12/2/26 (Canada)		788,000	708,307
CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		306,000	262,981
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		150,000	138,253
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27		133,000	125,533
United Airlines, Inc. 144A company guaranty sr. notes 4.625%, 4/15/29		40,000	36,447
United Airlines, Inc. 144A company guaranty sr. notes 4.375%, 4/15/26		40,000	38,004
Watco Cos., LLC/Watco Finance Corp. 144A sr. unsec. notes 6.50%, 6/15/27		170,000	161,551

			1,643,067
Utilities and power (1.9%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26		158,000	141,124
AES Corp. (The) sr. unsec. unsub. notes 2.45%, 1/15/31		316,000	255,418
American Electric Power Co., Inc. sr. unsec. unsub. bonds 5.625%, 3/1/33		140,000	142,536
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28		462,000	440,546
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32		116,000	95,924
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32		73,000	61,975
Buckeye Partners LP sr. unsec. bonds 5.85%, 11/15/43		45,000	33,300
Buckeye Partners LP sr. unsec. notes 3.95%, 12/1/26		25,000	22,569
Calpine Corp. 144A sr. unsec. notes 5.00%, 2/1/31		20,000	16,541
Calpine Corp. 144A sr. unsec. notes 4.625%, 2/1/29		10,000	8,437
Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		172,000	179,276
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		160,000	135,603
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49		472,000	382,852
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		641,000	591,814
Duke Energy Indiana LLC sr. bonds 6.45%, 4/1/39		211,000	230,032
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29		486,000	451,395
Duke Energy Progress, LLC sr. notes 3.375%, 9/1/23		164,000	163,363
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)		410,000	341,286
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		279,000	269,076
Energy Transfer LP company guaranty sr. unsec. bonds 3.75%, 5/15/30		837,000	755,232
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27		68,000	67,631
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25		68,000	64,429
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity		935,000	715,339
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30		237,000	207,488
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48		1,082,000	916,536
Evergy Kansas Central, Inc. sr. bonds 5.70%, 3/15/53		140,000	144,149
Evergy Missouri West, Inc. 144A sr. notes 5.15%, 12/15/27		402,000	396,316
Eversource Energy sr. unsec. unsub. notes 5.45%, 3/1/28		31,000	31,208
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30		125,000	113,091
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24		68,000	65,743
Kinder Morgan, Inc. company guaranty sr. unsec. unsub. bonds 5.20%, 6/1/33		343,000	332,394
NextEra Energy Capital Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.051%, 3/1/25		184,000	184,692
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24		94,000	90,838
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32		365,000	281,227
NRG Energy, Inc. 144A jr. unsec. sub. FRB 10.25%, perpetual maturity		30,000	28,289
Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		91,000	93,190
Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		463,000	378,263
Pacific Gas and Electric Co. company guaranty sr. unsec. unsub. notes 2.95%, 3/1/26		50,000	45,800
Pacific Gas and Electric Co. notes 2.10%, 8/1/27		61,000	52,105
Pacific Gas and Electric Co. sr. notes 6.10%, 1/15/29		575,000	565,750
PG&E Corp. sr. sub. notes 5.25%, 7/1/30		95,000	85,148
Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		178,000	182,479
Puget Sound Energy, Inc. sr. bonds 5.448%, 6/1/53		175,000	176,074
Vistra Corp. 144A jr. unsec. sub. FRN 8.00%, 10/15/51		25,000	23,375
Vistra Corp. 144A jr. unsec. sub. FRN 7.00%, perpetual maturity		45,000	39,263
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29		219,000	194,072
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24		78,000	75,333
Vistra Operations Co., LLC 144A company guaranty sr. unsec. notes 5.50%, 9/1/26		75,000	72,168
Vistra Operations Co., LLC 144A company guaranty sr. unsec. sub. notes 5.00%, 7/31/27		65,000	60,841

			10,401,530

Total corporate bonds and notes (cost $160,890,912)			$144,673,650

MORTGAGE-BACKED SECURITIES (6.9%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (1.5%)
Federal Home Loan Mortgage Corporation
REMICs Ser. 5079, Class BI, IO, 5.50%, 2/25/51	$2,052,569	$391,439
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 4.896%, 4/15/37	30,227	35,181
REMICs Ser. 5024, Class HI, IO, 4.50%, 10/25/50	2,769,648	586,060
REMICs Ser. 5138, Class YI, IO, 4.50%, 12/25/49	3,517,955	791,357
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 4.28%, 3/15/35	55,401	55,534
REMICs Ser. 5134, Class IB, IO, 4.00%, 8/25/51	2,999,278	579,940
REMICs Ser. 5121, Class KI, IO, 4.00%, 6/25/51	2,856,121	601,298
REMICs Ser. 5119, Class IC, IO, 4.00%, 6/25/51	31,463	6,275
REMICs Ser. 5036, Class IK, IO, 4.00%, 4/25/50	2,778,544	546,344
REMICs Ser. 5142, Class AI, IO, 3.50%, 9/25/51	2,899,944	513,071
REMICs Ser. 5010, Class IA, IO, 3.50%, 9/25/50	2,042,831	347,643
REMICs Ser. 5167, IO, 3.00%, 11/25/51	3,822,590	607,601
REMICs IFB Ser. 4326, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 0.857%, 4/15/44	3,252,603	293,785
REMICs Ser. 3391, PO, zero %, 4/15/37	2,590	2,132
Federal National Mortgage Association
REMICs Ser. 21-65, Class LI, IO, 3.50%, 10/25/51	2,316,879	412,057
REMICs Ser. 20-96, Class JI, IO, 3.00%, 1/25/51	4,469,152	525,403
REMICs Ser. 21-28, Class NI, IO, 3.00%, 5/25/41	4,384,350	484,032
REMICs Ser. 21-45, Class MI, IO, 2.50%, 2/25/49	3,945,905	519,042
REMICs IFB Ser. 17-69, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 1.00%, 9/25/47	2,768,828	297,084
REMICs Ser. 07-14, Class KO, PO, zero %, 3/25/37	6,697	5,567
REMICs Ser. 06-84, Class OT, PO, zero %, 9/25/36	882	700
Government National Mortgage Association
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	90,368	18,300
Ser. 13-14, IO, 3.50%, 12/20/42	155,040	15,262
Ser. 21-117, Class MI, IO, 3.50%, 5/20/42	4,236,560	618,114
Ser. 16-H16, Class EI, IO, 2.238%, 6/20/66(WAC)	1,816,542	62,852
Ser. 15-H26, Class EI, IO, 1.735%, 10/20/65(WAC)	917,918	39,012
FRB Ser. 16-H16, Class LI, IO, 0.066%, 7/20/66(WAC)	6,851,052	251,389

		8,606,474
Commercial mortgage-backed securities (2.6%)
Arbor Multifamily Mortgage Securities Trust 144A FRB Ser. 20-MF1, Class XA, IO, 1.077%, 5/15/53(WAC)	3,159,820	150,240
AREIT CRE Trust 144A FRB Ser. 21-CRE5, Class A, 6.237%, 11/17/38 (Cayman Islands)	251,810	242,367
AREIT Trust 144A FRB Ser. 20-CRE4, Class C, 8.289%, 4/15/37	315,097	306,432
BANK
FRB Ser. 17-BNK8, Class B, 4.088%, 11/15/50(WAC)	275,000	224,361
FRB Ser. 19-BN20, Class XA, IO, 0.936%, 9/15/62(WAC)	3,768,983	144,570
Barclays Commercial Mortgage Trust
Ser. 19-C3, Class C, 4.178%, 5/15/52	395,000	317,206
FRB Ser. 19-C4, Class XA, IO, 1.703%, 8/15/52(WAC)	2,686,306	179,632
Benchmark Mortgage Trust Ser. 19-B11, Class AS, 3.784%, 5/15/52	181,000	155,645
CFCRE Commercial Mortgage Trust FRB Ser. 17-C8, Class B, 4.199%, 6/15/50(WAC)	179,000	151,140
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	71,648	63,996
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	411,000	330,782
Citigroup Commercial Mortgage Trust 144A FRB Ser. 14-GC19, Class D, 5.257%, 3/11/47(WAC)	455,000	423,169
COMM Mortgage Trust
FRB Ser. 13-CR13, Class C, 5.032%, 11/10/46(WAC)	577,000	527,209
FRB Ser. 14-CR17, Class C, 4.942%, 5/10/47(WAC)	217,000	189,614
FRB Ser. 14-CR18, Class C, 4.893%, 7/15/47(WAC)	246,000	232,503
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)	233,000	232,308
Ser. 14-LC15, Class B, 4.599%, 4/10/47(WAC)	190,000	179,093
FRB Ser. 15-LC21, Class B, 4.471%, 7/10/48(WAC)	289,000	236,778
FRB Ser. 15-LC19, Class C, 4.355%, 2/10/48(WAC)	433,000	372,147
FRB Ser. 14-UBS4, Class XA, IO, 1.241%, 8/10/47(WAC)	4,277,121	26,904
FRB Ser. 13-LC13, Class XA, IO, 1.108%, 8/10/46(WAC)	1,620,782	34
FRB Ser. 14-UBS6, Class XA, IO, 0.98%, 12/10/47(WAC)	3,507,329	27,725
FRB Ser. 14-CR14, Class XA, IO, 0.648%, 2/10/47(WAC)	11,098,092	10,479
COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 5.985%, 7/10/46(WAC)	512,912	464,435
FRB Ser. 13-CR13, Class D, 5.032%, 11/10/46(WAC)	299,000	249,468
FRB Ser. 13-CR9, Class D, 4.59%, 7/10/45(WAC)	215,000	204,760
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.393%, 4/15/50(WAC)	708,000	578,774
Ser. 16-C7, Class AS, 3.958%, 11/15/49(WAC)	255,000	232,234
Ser. 15-C2, Class AS, 3.849%, 6/15/57(WAC)	264,000	240,075
Ser. 19-C17, Class AS, 3.278%, 9/15/52	435,000	364,469
FRB Ser. 20-C19, Class XA, IO, 1.224%, 3/15/53(WAC)	5,712,647	307,572
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.538%, 8/10/44(WAC)	602,098	522,194
Federal Home Loan Mortgage Corporation Multifamily Structured Pass-Through Certificates FRB Ser. K740, Class X1, IO, 0.833%, 9/25/27(WAC)	4,617,477	119,721
GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.842%, 6/10/47(WAC)	578,000	465,973
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.569%, 8/10/43(WAC)	435,000	342,631
FRB Ser. 13-GC14, Class B, 4.708%, 8/10/46(WAC)	219,000	209,731
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 14-C19, Class C, 4.783%, 4/15/47(WAC)	84,000	77,544
FRB Ser. 14-C22, Class C, 4.698%, 9/15/47(WAC)	204,000	170,349
FRB Ser. 13-C12, Class B, 4.165%, 7/15/45(WAC)	26,843	25,945
FRB Ser. 13-C12, Class C, 4.165%, 7/15/45(WAC)	378,000	330,736
FRB Ser. 14-C25, Class XA, IO, 0.952%, 11/15/47(WAC)	2,938,116	22,253
FRB Ser. 14-C19, Class XA, IO, 0.719%, 4/15/47(WAC)	2,622,144	3,215
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 13-C16, Class C, 5.182%, 12/15/46(WAC)	262,000	249,622
Ser. 14-C20, Class AS, 4.043%, 7/15/47	320,000	308,241
FRB Ser. 13-LC11, Class XA, IO, 1.091%, 4/15/46(WAC)	225,080	5
Mezz Cap Commercial Mortgage Trust 144A FRB Ser. 07-C5, Class X, IO, 7.004%, 12/15/49(WAC)	10,238	—
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 14-C14, Class C, 5.227%, 2/15/47(WAC)	427,000	416,115
FRB Ser. 14-C17, Class C, 4.638%, 8/15/47(WAC)	527,000	495,208
Ser. 14-C15, Class B, 4.565%, 4/15/47(WAC)	215,000	209,615
FRB Ser. 15-C24, Class B, 4.469%, 5/15/48(WAC)	193,000	179,309
FRB Ser. 14-C17, Class XA, IO, 1.182%, 8/15/47(WAC)	2,339,457	10,200
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C5, Class E, 4.769%, 8/15/45(WAC)	414,000	372,692
FRB Ser. 12-C6, Class D, 4.673%, 11/15/45(WAC)	265,000	222,044
Morgan Stanley Capital I Trust Ser. 16-UB12, Class AS, 3.778%, 12/15/49(WAC)	193,000	169,741
PFP, Ltd. 144A REMICs FRB Ser. 21-8, Class AS, 6.408%, 8/9/37 (Cayman Islands)	276,000	261,173
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	357,873	4
UBS Commercial Mortgage Trust
FRB Ser. 17-C7, Class XA, IO, 1.156%, 12/15/50(WAC)	2,831,922	94,028
FRB Ser. 18-C8, Class XA, IO, 0.965%, 2/15/51(WAC)	3,253,417	101,564
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 4.842%, 5/10/63(WAC)	319,000	7,975
FRB Ser. 12-C2, Class XA, IO, 0.663%, 5/10/63(WAC)	1,825,466	25
VMC Finance, LLC 144A FRB Ser. 21-FL4, Class A, 6.257%, 6/16/36	90,571	86,042
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.435%, 7/15/46(WAC)	251,000	245,301
FRB Ser. 13-LC12, Class C, 4.435%, 7/15/46(WAC)	409,000	285,588
Ser. 16-BNK1, Class AS, 2.814%, 8/15/49	216,000	179,898
FRB Ser. 19-C52, Class XA, IO, 1.749%, 8/15/52(WAC)	2,358,044	152,855
FRB Ser. 14-LC16, Class XA, IO, 1.212%, 8/15/50(WAC)	3,438,328	17,501
FRB Ser. 16-LC25, Class XA, IO, 0.97%, 12/15/59(WAC)	4,005,717	88,951
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.435%, 7/15/46(WAC)	401,000	145,339
WF-RBS Commercial Mortgage Trust FRB Ser. 13-C11, Class C, 4.141%, 3/15/45(WAC)	628,000	503,958
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C3, Class D, 6.05%, 3/15/44(WAC)	171,704	38,419
Ser. 11-C4, Class E, 4.992%, 6/15/44(WAC)	123,000	90,482
FRB Ser. 12-C9, Class D, 4.876%, 11/15/45(WAC)	84,628	78,021
FRB Ser. 13-C15, Class D, 4.584%, 8/15/46(WAC)	153,000	38,358

		14,704,687
Residential mortgage-backed securities (non-agency) (2.8%)
American Home Mortgage Investment Trust FRB Ser. 07-1, Class GA1C, (ICE LIBOR USD 1 Month + 0.19%), 5.34%, 5/25/47	434,213	236,892
Arroyo Mortgage Trust 144A
Ser. 19-1, Class A3, 4.208%, 1/25/49(WAC)	43,913	40,394
Ser. 19-3, Class A3, 3.416%, 10/25/48(WAC)	66,829	60,687
BankUnited Trust FRB Ser. 05-1, Class 1A1, (ICE LIBOR USD 1 Month + 0.60%), 5.75%, 9/25/45	56,461	51,868
Bellemeade Re, Ltd. 144A FRB Ser. 19-4A, Class M1C, (ICE LIBOR USD 1 Month + 2.50%), 7.65%, 10/25/29 (Bermuda)	287,281	287,718
BRAVO Residential Funding Trust 144A
FRB Ser. 21-HE3, Class A2, (US 30 Day Average SOFR + 1.00%), 6.067%, 8/25/69	250,702	232,959
Ser. 21-C, Class A1, 1.62%, 3/1/61	245,173	221,896
Bunker Hill Loan Depositary Trust 144A Ser. 20-1, Class A2, 2.60%, 2/25/55(WAC)	250,000	216,817
Cascade Funding Mortgage Trust, LLC 144A Ser. 21-HB7, Class M2, 2.679%, 10/27/31(WAC)	601,000	560,964
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.439%, 5/25/35(WAC)	95,025	92,144
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A1, 1.853%, 3/25/65(WAC)	2,278	2,223
Countrywide Alternative Loan Trust
FRB Ser. 05-65CB, Class 2A1, (ICE LIBOR USD 1 Month + 0.43%), 5.50%, 12/25/35	319,337	210,487
FRB Ser. 06-OA19, Class A1, (ICE LIBOR USD 1 Month + 0.18%), 5.337%, 2/20/47	216,815	168,035
CSMC Trust 144A
Ser. 21-RPL7, Class A1, 1.926%, 7/27/61(WAC)	153,310	140,665
Ser. 21-RPL4, Class A1, 1.796%, 12/27/60(WAC)	150,665	138,223
Eagle Re, Ltd. 144A FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 6.85%, 11/25/28 (Bermuda)	189,271	190,067
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 10.15%, 12/25/28	233,239	249,238
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M3, (ICE LIBOR USD 1 Month + 4.70%), 9.85%, 4/25/28	85,133	89,732
Structured Agency Credit Risk Debt FRN Ser. 17-HQA1, Class M2, (ICE LIBOR USD 1 Month + 3.55%), 8.70%, 8/25/29	126,041	131,161
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Debt FRN Ser. 22-DNA5, Class M1A, (US 30 Day Average SOFR + 2.95%), 8.017%, 6/25/42	224,880	228,952
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-DNA5, Class M2, (US 30 Day Average SOFR + 2.80%), 7.867%, 10/25/50	30,859	31,302
Structured Agency Credit Risk Debt FRN Ser. 22-HQA2, Class M1A, (US 30 Day Average SOFR + 2.65%), 7.717%, 7/25/42	335,345	340,794
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3, (ICE LIBOR USD 1 Month + 2.40%), 7.55%, 2/25/47	247,698	250,166
Structured Agency Credit Risk Debt FRN Ser. 21-DNA2, Class M2, (US 30 Day Average SOFR + 2.30%), 7.367%, 8/25/33	426,551	426,818
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA3, Class M1A, (US 30 Day Average SOFR + 2.30%), 7.367%, 8/25/42	10,753	10,818
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA4, Class M1A, (US 30 Day Average SOFR + 2.20%), 7.267%, 5/25/42	63,423	63,819
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA6, Class M1A, (US 30 Day Average SOFR + 2.15%), 7.217%, 9/25/42	15,491	15,585
Structured Agency Credit Risk Trust FRB Ser. 19-DNA4, Class M2, (ICE LIBOR USD 1 Month + 1.95%), 7.10%, 10/25/49	1,209	1,212
Structured Agency Credit Risk Debt FRN Ser. 23-HQA2, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.067%, 6/25/43	15,000	15,047
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA3, Class M1A, (US 30 Day Average SOFR + 2.00%), 7.067%, 4/25/42	30,664	30,740
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 7.05%, 1/25/50	25,569	25,641
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1B, (US 30 Day Average SOFR + 1.85%), 6.917%, 1/25/42	138,000	133,574
Structured Agency Credit Risk Debt FRN Ser. 22-DNA2, Class M1A, (US 30 Day Average SOFR + 1.30%), 6.367%, 2/25/42	120,381	119,704
Structured Agency Credit Risk Trust FRB Ser. 18-HRP2, Class M3AS, (ICE LIBOR USD 1 Month + 1.00%), 6.15%, 2/25/47	802,342	797,165
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-DNA1, Class M1A, (US 30 Day Average SOFR + 1.00%), 6.067%, 1/25/42	47,499	46,730
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-HQA3, Class M1, (US 30 Day Average SOFR + 0.85%), 5.917%, 9/25/41	71,868	69,782
Structured Agency Credit Risk Trust REMICs FRB Ser. 21-DNA6, Class M1, (US 30 Day Average SOFR + 0.80%), 5.867%, 10/25/41	208,890	208,130
Seasoned Credit Risk Transfer Trust FRB Ser. 17-2, Class 2, 4.00%, 8/25/56(WAC)	133,647	130,101
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C01, Class 2M2, (ICE LIBOR USD 1 Month + 6.95%), 12.10%, 8/25/28	218,103	230,047
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (ICE LIBOR USD 1 Month + 6.75%), 11.90%, 8/25/28	326,616	350,800
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 11.15%, 9/25/28	220,181	231,914
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (ICE LIBOR USD 1 Month + 5.90%), 11.05%, 10/25/28	40,557	43,193
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 10.85%, 4/25/28	498,515	530,919
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 10.70%, 4/25/28	452,781	472,951
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.00%), 10.15%, 11/25/24	2,080	2,098
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M2, (ICE LIBOR USD 1 Month + 4.45%), 9.60%, 1/25/29	434,014	456,107
Connecticut Avenue Securities FRB Ser. 16-C07, Class 2M2, (ICE LIBOR USD 1 Month + 4.35%), 9.50%, 5/25/29	289,782	305,494
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 9.40%, 4/25/29	201,251	211,211
Connecticut Avenue Securities FRB Ser. 16-C04, Class 1M2, (ICE LIBOR USD 1 Month + 4.25%), 9.40%, 1/25/29	518,700	541,586
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2C, (ICE LIBOR USD 1 Month + 3.65%), 8.80%, 9/25/29	27,000	27,983
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1M2, (ICE LIBOR USD 1 Month + 3.55%), 8.70%, 7/25/29	413,390	428,711
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (ICE LIBOR USD 1 Month + 2.90%), 8.05%, 7/25/24	34,627	35,126
Connecticut Avenue Securities Trust FRB Ser. 17-C06, Class 2M2C, (ICE LIBOR USD 1 Month + 2.80%), 7.95%, 2/25/30	56,000	56,700
Connecticut Avenue Securities Trust FRB Ser. 18-C05, Class 1M2, (ICE LIBOR USD 1 Month + 2.35%), 7.50%, 1/25/31	90,627	91,874
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 6.40%, 7/25/29	24,331	24,336
Federal National Mortgage Association 144A
Connecticut Avenue Securities Trust FRB Ser. 22-R05, Class 2M2, (US 30 Day Average SOFR + 3.00%), 8.067%, 4/25/42	497,000	495,206
Connecticut Avenue Securities Trust FRB Ser. 22-R07, Class 1M1, (US 30 Day Average SOFR + 2.95%), 8.017%, 6/25/42	53,356	54,604
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 7.60%, 7/25/31	7,204	7,234
Connecticut Avenue Securities Trust FRB Ser. 22-R09, Class 2M1, (US 30 Day Average SOFR + 2.50%), 7.567%, 9/25/42	112,511	113,144
Connecticut Avenue Securities Trust FRB Ser. 18-R07, Class 1M2, (ICE LIBOR USD 1 Month + 2.40%), 7.55%, 4/25/31	4,481	4,496
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1M2, (ICE LIBOR USD 1 Month + 2.30%), 7.45%, 8/25/31	1,596	1,596
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 7.30%, 11/25/39	93,500	93,860
Connecticut Avenue Securities Trust FRB Ser. 19-R03, Class 1M2, (ICE LIBOR USD 1 Month + 2.15%), 7.30%, 9/25/31	1,302	1,303
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 7.20%, 1/25/40	184,352	185,290
Connecticut Avenue Securities Trust FRB Ser. 22-R03, Class 1M1, (US 30 Day Average SOFR + 2.10%), 7.167%, 3/25/42	62,500	62,783
Connecticut Avenue Securities Trust FRB Ser. 22-R04, Class 1M1, (US 30 Day Average SOFR + 2.00%), 7.067%, 3/25/42	34,127	34,222
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M1, (US 30 Day Average SOFR + 1.10%), 6.267%, 1/25/42	63,214	62,878
Connecticut Avenue Securities Trust FRB Ser. 22-R01, Class 1M1, (US 30 Day Average SOFR + 1.00%), 6.067%, 12/25/41	89,049	88,580
Connecticut Avenue Securities FRB Ser. 21-R02, Class 2M1, (US 30 Day Average SOFR + 0.90%), 5.967%, 11/25/41	35,798	35,665
Connecticut Avenue Securities Trust FRB Ser. 21-R01, Class 1M1, (US 30 Day Average SOFR + 0.75%), 5.817%, 10/25/41	13,725	13,688
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 8/1/32(WAC)	255,287	245,106
Home Partners of America Trust 144A Ser. 21-2, Class C, 2.402%, 12/17/26	192,878	167,588
Legacy Mortgage Asset Trust 144A
FRB Ser. 19-GS7, Class A1, 6.25%, 11/25/59	213,273	212,543
FRB Ser. 20-GS1, Class A1, 5.882%, 10/25/59	194,195	190,485
Ser. 20-GS5, Class A1, 3.25%, 6/25/60	312,710	307,702
Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, (ICE LIBOR USD 1 Month + 0.80%), 5.95%, 2/25/34	282,790	274,589
Mill City Mortgage Loan Trust 144A Ser. 23-NQM2, Class A1, 6.24%, 12/25/67	180,488	178,150
Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, (ICE LIBOR USD 1 Month + 0.83%), 5.975%, 8/25/34	50,350	45,615
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 4.159%, 8/26/47(WAC)	58,679	56,133
Pagaya AI Technology in Housing Trust 144A Ser. 22-1, Class A, 4.25%, 8/25/25	190,000	179,664
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (ICE LIBOR USD 1 Month + 1.05%), 6.20%, 10/25/34	163,554	156,829
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A2, 2.508%, 5/25/60(WAC)	209,000	197,945
RMF Buyout Issuance Trust 144A Ser. 20-HB1, Class A1, 1.719%, 10/25/50(WAC)	110,811	92,782
Starwood Mortgage Residential Trust 144A
Ser. 20-2, Class M1E, 3.00%, 4/25/60	493,000	448,905
Ser. 20-3, Class A3, 2.591%, 4/25/65(WAC)	403,000	332,826
Ser. 21-3, Class A1, 1.127%, 6/25/56(WAC)	146,980	117,404
Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, (ICE LIBOR USD 1 Month + 0.85%), 6.00%, 5/25/47	359,552	292,879
FRB Ser. 07-AR1, Class 2A1, (ICE LIBOR USD 1 Month + 0.18%), 5.33%, 1/25/37	82,582	71,294
Towd Point Mortgage Trust 144A Ser. 16-5, Class M2, 3.375%, 10/25/56(WAC)	174,000	155,071
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR9, Class A1C3, (ICE LIBOR USD 1 Month + 0.96%), 6.11%, 7/25/45	99,429	90,262
FRB Ser. 04-AR13, Class A2B, (ICE LIBOR USD 1 Month + 0.88%), 6.03%, 11/25/34	117,671	107,259
FRB Ser. 04-AR3, Class A2, 4.521%, 6/25/34(WAC)	99,376	90,473

		15,575,353

Total mortgage-backed securities (cost $42,161,822)		$38,886,514

COLLATERALIZED LOAN OBLIGATIONS (2.2%)(a)
	Principal amount	Value
522 Funding CLO, Ltd. 144A FRB Ser. 21-7A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 6.343%, 4/23/34 (Cayman Islands)	$250,000	$245,439
AB BSL CLO 2, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 6.36%, 4/15/34 (Cayman Islands)	250,000	246,710
AGL CLO 17, Ltd. 144A FRB Ser. 22-17A, Class A, (CME Term SOFR 3 Month + 1.33%), 6.386%, 1/21/35 (Cayman Islands)	250,000	244,671
AGL CLO 5, Ltd. 144A FRB Ser. 21-5A, Class A1R, (ICE LIBOR USD 3 Month + 1.16%), 6.41%, 7/20/34 (Cayman Islands)	250,000	245,384
AIG CLO, LLC 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 6.42%, 7/20/34	250,000	245,641
AIG CLO, Ltd. 144A FRB Ser. 21-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 6.373%, 4/22/34	250,000	245,524
Apex Credit CLO, Ltd. 144A FRB Ser. 21-2A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 6.405%, 10/25/32 (Cayman Islands)	200,000	196,421
Bain Capital Credit CLO, Ltd. 144A FRB Ser. 23-3A, Class A, (CME Term SOFR 3 Month + 1.80%), 7.039%, 7/24/36 (Jersey)(FWC)	253,000	253,000
Ballyrock CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.15%), 6.40%, 10/20/34 (Cayman Islands)	300,000	295,043
Barings CLO, Ltd. 144A FRB Ser. 23-1A, Class A, (CME Term SOFR 3 Month + 1.75%), 6.855%, 4/20/36 (Cayman Islands)	250,000	248,797
Black Diamond CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.25%), 6.523%, 11/22/34 (Cayman Islands)	400,000	388,567
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 6.43%, 10/15/34 (Cayman Islands)	250,000	245,859
Canyon Capital CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 6.33%, 7/15/31 (Cayman Islands)	500,000	494,019
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 6.36%, 4/20/32 (Cayman Islands)	460,000	454,036
Diameter Capital CLO 1, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.24%), 6.50%, 7/15/36	267,000	262,038
Elmwood CLO 23, Ltd. 144A FRB Ser. 23-2A, Class A, (CME Term SOFR 3 Month + 1.80%), 6.857%, 4/16/36 (Cayman Islands)	250,000	249,215
GoldenTree Loan Management US CLO 1, Ltd. 144A FRB Ser. 21-9A, Class A, (ICE LIBOR USD 3 Month + 1.07%), 6.32%, 1/20/33 (Cayman Islands)	250,000	246,361
Guggenheim 1828 CLO, Ltd. 144A FRB Ser. 18-1A, Class A1S1, (ICE LIBOR USD 3 Month + 1.23%), 6.49%, 10/15/31 (Cayman Islands)	249,053	247,545
Gulf Stream Meridian 1, Ltd. 144A FRB Ser. 20-IA, Class A1, (ICE LIBOR USD 3 Month + 1.37%), 6.63%, 4/15/33 (Cayman Islands)	250,000	247,287
HalseyPoint CLO 4, Ltd. 144A FRB Ser. 21-4A, Class A, (ICE LIBOR USD 3 Month + 1.22%), 6.47%, 4/20/34 (Cayman Islands)	250,000	244,756
KKR Financial CLO 52, Ltd. 144A FRB Ser. 23-52A, Class A2, (CME Term SOFR 3 Month + 2.25%), zero %, 7/16/36 (Cayman Islands)(FWC)	250,000	250,000
LCM, Ltd. 144A FRB Ser. 30A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 6.33%, 4/20/31 (Cayman Islands)	250,000	245,799
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 6.673%, 10/22/30 (Cayman Islands)	250,000	243,494
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 6.58%, 4/15/32 (Cayman Islands)	220,000	217,151
Nassau, Ltd. 144A FRB Ser. 21-1A, Class A1R, (ICE LIBOR USD 3 Month + 1.29%), 6.55%, 1/15/35 (Cayman Islands)	250,000	242,290
Nassau, Ltd. 144A FRB Ser. 21-IA, Class ANAR, (ICE LIBOR USD 3 Month + 1.35%), 6.61%, 4/15/31 (Cayman Islands)	250,000	246,436
Neuberger Berman Loan Advisers CLO 34, Ltd. 144A FRB Ser. 22-34A, Class A1R, (CME Term SOFR 3 Month + 1.24%), 6.288%, 1/20/35 (Cayman Islands)	250,000	246,069
Neuberger Berman Loan Advisers CLO 47, Ltd. 144A FRB Ser. 22-47A, Class A, (CME Term SOFR 3 Month + 1.30%), 6.29%, 4/14/35 (Cayman Islands)	250,000	244,743
OCP CLO, Ltd. 144A FRB Ser. 21-17A, Class A1R, (ICE LIBOR USD 3 Month + 1.04%), 6.29%, 7/20/32 (Cayman Islands)	250,000	246,287
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 7.321%, 5/15/32 (Cayman Islands)	293,000	285,914
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 21-1A, Class A1A, (ICE LIBOR USD 3 Month + 1.39%), 6.64%, 1/20/34 (Cayman Islands)	250,000	245,656
Regatta XIX Funding, Ltd. 144A FRB Ser. 22-1A, Class A1, (CME Term SOFR 3 Month + 1.32%), 6.368%, 4/20/35 (Cayman Islands)	250,000	243,825
RR 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 6.38%, 4/15/36 (Cayman Islands)	250,000	245,485
Saranac CLO VI, Ltd. 144A FRB Ser. 21-6A, Class A1R, (ICE LIBOR USD 3 Month + 1.14%), 6.684%, 8/13/31 (Jersey)	250,000	246,545
Shackleton CLO, Ltd. 144A FRB Ser. 18-4RA, Class A1A, (ICE LIBOR USD 3 Month + 1.00%), 6.242%, 4/13/31 (Cayman Islands)	249,201	245,984
Sound Point CLO IX, Ltd. 144A FRB Ser. 21-2A, Class ARRR, (ICE LIBOR USD 3 Month + 1.21%), 6.46%, 7/20/32 (Cayman Islands)	250,000	245,216
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 6.43%, 7/15/34 (Cayman Islands)	250,000	240,022
Sound Point CLO XXVI, Ltd. 144A FRB Ser. 21-1A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 6.42%, 7/20/34 (Cayman Islands)	258,000	250,555
Steele Creek CLO, Ltd. 144A FRB Ser. 17-1A, Class A, (ICE LIBOR USD 3 Month + 1.25%), 6.51%, 10/15/30 (Cayman Islands)	237,587	234,831
TCW Gem CLO, Ltd. 144A FRB Ser. 23-1A, Class A1N, (CME Term SOFR 3 Month + 2.07%), 6.861%, 4/28/36 (Cayman Islands)	250,000	249,739
Venture 33 CLO, Ltd. 144A FRB Ser. 21-33A, Class A1LR, (ICE LIBOR USD 3 Month + 1.06%), 6.32%, 7/15/31 (Cayman Islands)	338,000	333,782
Venture 37 CLO, Ltd. 144A FRB Ser. 21-37A, Class A1R, (ICE LIBOR USD 3 Month + 1.15%), 6.41%, 7/15/32 (Cayman Islands)	150,000	146,999
Venture XIX CLO, Ltd. 144A FRB Ser. 18-19A, Class ARR, (ICE LIBOR USD 3 Month + 1.26%), 6.52%, 1/15/32 (Cayman Islands)	250,000	246,103
Venture XXVI CLO, Ltd. 144A FRB Ser. 21-26A, Class BR, (ICE LIBOR USD 3 Month + 1.70%), 6.95%, 1/20/29 (Cayman Islands)	224,000	217,691
Voya CLO, Ltd. 144A FRB Ser. 18-1A, Class AAR2, (CME Term SOFR 3 Month + 1.25%), 6.233%, 4/18/31 (Cayman Islands)	248,067	245,737
Zais CLO 17, Ltd. 144A FRB Ser. 21-17A, Class A1A, (ICE LIBOR USD 3 Month + 1.33%), 6.58%, 10/20/33	286,000	281,753
Zais CLO, Ltd. 144A FRB Ser. 19-13A, Class A1A, (ICE LIBOR USD 3 Month + 1.49%), 6.75%, 7/15/32	468,000	461,763

Total collateralized loan obligations (cost $12,436,298)		$12,396,182

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (1.2%)(a)
		Principal amount	Value
Benin (Republic of) sr. unsec. bonds Ser. REGS, 4.95%, 1/22/35 (Benin)	EUR	255,000	$196,056
Brazil (Federal Republic of) sr. unsec. unsub. notes 3.875%, 6/12/30 (Brazil)		$358,000	317,222
Chile (Republic of) sr. unsec. unsub. bonds 4.34%, 3/7/42 (Chile)		450,000	397,125
Colombia (Republic of) sr. unsec. unsub. notes 7.50%, 2/2/34 (Colombia)		230,000	224,807
Colombia (Republic of) sr. unsec. unsub. notes 4.50%, 3/15/29 (Colombia)		310,000	271,195
Cote d'lvoire (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.125%, 6/15/33 (Cote d'lvoire)		465,000	406,294
Dominican (Republic of) sr. unsec. bonds Ser. REGS, 4.875%, 9/23/32 (Dominican Republic)		233,000	198,025
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 6.875%, 1/29/26 (Dominican Republic)		200,000	201,183
Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 5.95%, 1/25/27 (Dominican Republic)		258,000	252,543
Dominican (Republic of) 144A sr. unsec. bonds 6.00%, 2/22/33 (Dominican Republic)		320,000	294,699
Indonesia (Republic of) sr. unsec. unsub. notes 4.65%, 9/20/32 (Indonesia)		280,000	274,793
Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		625,000	613,375
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 6.50%, 7/21/45 (Kazakhstan)		240,000	253,085
Kazakhstan (Republic of) sr. unsec. unsub. bonds Ser. REGS, 4.875%, 10/14/44 (Kazakhstan)		470,000	422,883
Panama (Republic of) sr. unsec. unsub. bonds 3.298%, 1/19/33 (Panama)		420,000	348,600
Paraguay (Republic of) sr. unsec. notes Ser. REGS, 4.95%, 4/28/31 (Paraguay)		200,000	191,750
Paraguay (Republic of) sr. unsec. unsub. notes Ser. REGS, 4.70%, 3/27/27 (Paraguay)		200,000	194,500
Romania (Government of) 144A unsec. notes 3.00%, 2/27/27 (Romania)		480,000	434,400
South Africa (Republic of) sr. unsec. unsub. notes 4.85%, 9/27/27 (South Africa)		300,000	280,500
United Mexican States sr. unsec. unsub. bonds 3.50%, 2/12/34 (Mexico)		680,000	569,547
United Mexican States sr. unsec. unsub. notes 6.338%, 5/4/53 (Mexico)		300,000	305,597
Uruguay (Oriental Republic of) sr. unsec. unsub. bonds 7.625%, 3/21/36 (Uruguay)		50,000	61,508

Total foreign government and agency bonds and notes (cost $7,261,273)			$6,709,687

SENIOR LOANS (0.4%)(a)(c)
	Principal amount	Value
Basic materials (0.1%)
Axalta Coating Systems US Holdings, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.00%), 8.242%, 12/7/29	$18,450	$18,473
BWAY Holding Co. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.16%, 8/15/26	10,000	9,960
CP Atlas Buyer, Inc. bank term loan FRN Ser. B1, (ICE LIBOR USD 3 Month + 3.75%), 8.953%, 11/23/27	100,867	94,714
Klockner-Pentaplast of America, Inc. bank term loan FRN (CME Term SOFR 6 Month + 4.73%), 10.104%, 2/4/26	53,615	50,800
LSF11 A5 HoldCo, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.453%, 10/15/28	35,000	34,665
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.347%, 4/3/28	35,000	34,635
Nouryon USA, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.00%), 9.318%, 4/3/28	65,421	64,705

		307,952
Capital goods (—%)
Adient US, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.25%), 8.09%, 4/1/28	127	127
Madison IAQ, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.334%, 6/15/28	54,860	53,667
MajorDrive Holdings IV, LLC bank term loan FRN (ICE LIBOR USD 3 Month + 4.00%), 9.50%, 6/1/28	67,330	65,580

		119,374
Communication services (—%)
Asurion, LLC bank term loan FRN Ser. B9, (ICE LIBOR USD 1 Month + 3.25%), 8.788%, 7/31/27	44,098	41,648
DIRECTV Financing, LLC bank term loan FRN (CME Term SOFR 3 Month + 5.00%), 10.217%, 7/22/27	113,224	110,567

		152,215
Consumer cyclicals (0.1%)
AMC Entertainment Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 3.00%), 8.218%, 4/22/26	97,567	75,970
Clear Channel Outdoor Holdings, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.50%), 8.807%, 8/21/26	68,920	65,696
Crocs, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.50%), 8.703%, 2/20/29	36,571	36,626
iHeartCommunications, Inc. bank term loan FRN (CME Term SOFR 3 Month + 3.23%), 8.447%, 5/1/26	66,870	57,709
Mattress Firm, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.25%), 9.95%, 9/21/28	74,606	72,866
Michaels Cos., Inc. (The) bank term loan FRN (US SOFR + 4.25%), 9.754%, 4/15/28	44,822	39,589
Neptune Bidco US, Inc. bank term loan FRN Class C, (CME Term SOFR 1 Month + 5.00%), 10.004%, 4/11/29	60,000	52,680
PetSmart, LLC bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 3.75%), 8.953%, 1/29/28	157,819	157,293
Robertshaw US Holding Corp. bank term loan FRN (CME Term SOFR 1 Month + 8.00%), 13.342%, 2/28/27	55,000	12,100
Sabre GLBL, Inc. bank term loan FRN (CME Term SOFR 1 Month + 5.00%), 10.203%, 6/30/28	19,505	15,448
White Cap Buyer, LLC bank term loan FRN (CME Term SOFR 1 Month + 3.75%), 8.853%, 10/19/27	82,888	82,036

		668,013
Consumer staples (0.1%)
Ascend Learning, LLC bank term loan FRN (ICE LIBOR USD 1 Month + 5.75%), 10.953%, 11/18/29	80,000	67,666
Brand Industrial Services, Inc. bank term loan FRN (CME Term SOFR 1 Month + 4.25%), 9.417%, 6/21/24	179,297	176,794
IRB Holding Corp. bank term loan FRN (CME Term SOFR 3 Month Plus CSA + 3.00%), 8.203%, 12/15/27	49,089	48,706
PECF USS Intermediate Holding III Corp. bank term loan FRN Ser. B, (ICE LIBOR USD 1 Month + 4.25%), 9.523%, 12/17/28	82,151	66,953
VM Consolidated, Inc. bank term loan FRN (CME Term SOFR 1 Month + 3.25%), 8.467%, 3/19/28	79,231	79,231

		439,350
Energy (—%)
CQP Holdco LP bank term loan FRN (ICE LIBOR USD 3 Month + 3.75%), 9.288%, 5/27/28	127,400	127,082

		127,082
Financials (—%)
HUB International, Ltd. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.25%), 9.341%, 6/8/30	13,027	13,051

		13,051
Health care (—%)
One Call Corp. bank term loan FRN (ICE LIBOR USD 3 Month + 5.50%), 10.829%, 4/22/27	63,256	44,912

		44,912
Technology (0.1%)
Cloud Software Group, Inc. bank term loan FRN Ser. B, (CME Term SOFR 1 Month + 4.50%), 9.842%, 3/30/29	24,938	23,285
Epicor Software Corp. bank term loan FRN (ICE LIBOR USD 1 Month + 7.75%), 12.834%, 7/31/28	50,000	49,886
Genesys Cloud Services Holdings, LLC bank term loan FRN (CME Term SOFR 3 Month + 4.00%), 9.269%, 12/1/27	83,088	82,791
Polaris Newco, LLC bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 4.00%), 9.538%, 6/3/28	73,416	67,420
Proofpoint, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 6.25%), 11.467%, 8/31/29	75,000	72,563
Rocket Software, Inc. bank term loan FRN (ICE LIBOR USD 3 Month + 4.25%), 9.443%, 11/28/25	58,800	58,212
UKG, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 5.25%), 10.271%, 5/3/27	70,000	67,700
Vision Solutions, Inc. bank term loan FRN (ICE LIBOR USD 1 Month + 4.25%), 9.505%, 4/24/28	74,432	70,415

		492,272
Transportation (—%)
American Airlines, Inc. bank term loan FRN (CME Term SOFR 3 Month + 4.75%), 10.019%, 4/20/28	50,000	51,000
United Airlines, Inc. bank term loan FRN Ser. B, (ICE LIBOR USD 3 Month + 3.75%), 9.292%, 4/21/28	81,691	81,533

		132,533

Total senior loans (cost $2,610,702)		$2,496,754

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value
NewRez Warehouse Securitization Trust 144A FRB Ser. 21-1, Class A, (ICE LIBOR USD 1 Month + 0.75%), 5.90%, 5/7/24	$295,533	$293,224
Station Place Securitization Trust 144A FRB Ser. 23-2, Class A1, (CME Term SOFR 1 Month + 0.95%), 6.103%, 6/29/24	425,000	424,439
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (ICE LIBOR USD 1 Month + 0.60%), 5.75%, 1/25/46	107,234	106,606

Total asset-backed securities (cost $826,556)		$824,269

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value
DISH Network Corp. cv. sr. unsec. notes 3.375%, 8/15/26	$55,000	$27,913
Nabors Industries, Inc. 144A company guaranty cv. sr. unsec. unsub. notes 1.75%, 6/15/29	40,000	29,940
Realogy Group, LLC/Realogy Co-Issuer Corp. company guaranty cv. sr. unsec. notes 0.25%, 6/15/26	67,000	50,016

Total convertible bonds and notes (cost $143,234)		$107,869

SHORT-TERM INVESTMENTS (3.1%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 5.23%(AFF)	Shares	3,792,269	$3,792,269
State Street Institutional U.S. Government Money Market Fund, Premier Class 5.03%(P)	Shares	620,000	620,000
U.S. Treasury Bills 4.998%, 11/2/23(SEG)		$8,959,000	8,801,028
U.S. Treasury Bills 5.206%, 10/26/23(SEG)		3,493,000	3,434,977
U.S. Treasury Bills 5.179%, 11/9/23(SEG)(SEGSF)		500,000	490,707
U.S. Treasury Bills 5.360%, 11/16/23		200,000	196,087

Total short-term investments (cost $17,346,053)			$17,335,068
TOTAL INVESTMENTS

Total investments (cost $722,294,228)			$786,775,967

	FORWARD CURRENCY CONTRACTS at 6/30/23 (aggregate face value $24,734,212) (Unaudited)
	Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
		British Pound	Sell	9/20/23	$1,634,964	$1,594,369	$(40,595)
		Swedish Krona	Buy	9/20/23	934,845	947,018	(12,173)
	Citibank, N.A.
		Danish Krone	Sell	9/20/23	324,938	320,290	(4,648)
	HSBC Bank USA, National Association
		Hong Kong Dollar	Buy	8/16/23	878,090	879,147	(1,057)
	JPMorgan Chase Bank N.A.
		Canadian Dollar	Buy	7/19/23	224,541	224,037	504
		Canadian Dollar	Sell	7/19/23	224,541	221,804	(2,737)
		Canadian Dollar	Sell	10/18/23	224,869	224,369	(500)
		Norwegian Krone	Sell	9/20/23	305,466	300,135	(5,331)
		Singapore Dollar	Buy	8/16/23	179,359	181,905	(2,546)
	Morgan Stanley & Co. International PLC
		Canadian Dollar	Buy	7/19/23	2,166,437	2,161,539	4,898
		Canadian Dollar	Sell	7/19/23	2,166,434	2,139,826	(26,608)
		Canadian Dollar	Sell	10/18/23	2,169,598	2,164,708	(4,890)
		Euro	Sell	9/20/23	154,448	152,865	(1,583)
	NatWest Markets PLC
		British Pound	Sell	9/20/23	1,549,475	1,510,527	(38,948)
		Japanese Yen	Buy	8/16/23	250,561	265,460	(14,899)
		Swiss Franc	Buy	9/20/23	792,003	786,225	5,778
	State Street Bank and Trust Co.
		Australian Dollar	Buy	7/19/23	1,855,956	1,886,492	(30,536)
		Australian Dollar	Sell	7/19/23	1,855,956	1,848,822	(7,134)
		Australian Dollar	Buy	10/18/23	1,860,585	1,853,256	7,329
		Chinese Yuan (Offshore)	Buy	8/16/23	516,605	542,998	(26,393)
		Euro	Sell	9/20/23	400,249	396,148	(4,101)
		Swiss Franc	Buy	9/20/23	974,011	969,005	5,006
	UBS AG
		Australian Dollar	Buy	7/19/23	551,122	560,312	(9,190)
		Australian Dollar	Sell	7/19/23	551,122	549,044	(2,078)
		Australian Dollar	Buy	10/18/23	552,497	550,400	2,097
		Euro	Sell	9/20/23	95,955	94,985	(970)
	WestPac Banking Corp.
		Euro	Sell	9/20/23	1,422,889	1,408,526	(14,363)

	Unrealized appreciation						25,612

	Unrealized (depreciation)						(251,280)

	Total						$(225,668)
*	The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
MSCI EAFE Index (Short)	233	$24,834,596	$25,111,575	Sep-23	$(179,994)
Russell 2000 Index E-Mini (Long)	1	94,437	95,185	Sep-23	1,432
S&P 500 Index E-Mini (Long)	4	890,076	897,650	Sep-23	13,566
S&P 500 Index E-Mini (Short)	636	141,522,084	142,726,350	Sep-23	(4,250,147)
S&P Mid Cap 400 Index E-Mini (Long)	1	262,234	264,410	Sep-23	4,628
S&P Mid Cap 400 Index E-Mini (Short)	51	13,373,934	13,484,910	Sep-23	(390,886)
U.S. Treasury Bond 30 yr (Long)	135	17,132,344	17,132,344	Sep-23	13,665
U.S. Treasury Bond Ultra 30 yr (Long)	177	24,110,719	24,110,719	Sep-23	292,477
U.S. Treasury Bond Ultra 30 yr (Short)	3	408,656	408,656	Sep-23	(4,976)
U.S. Treasury Note 2 yr (Long)	238	48,395,813	48,395,813	Sep-23	(608,324)
U.S. Treasury Note 5 yr (Long)	454	48,620,563	48,620,563	Sep-23	(854,638)
U.S. Treasury Note 5 yr (Short)	21	2,248,969	2,248,969	Sep-23	39,953
U.S. Treasury Note 10 yr (Long)	224	25,147,500	25,147,501	Sep-23	(424,004)
U.S. Treasury Note 10 yr (Short)	390	43,783,594	43,783,594	Sep-23	272,232
U.S. Treasury Note Ultra 10 yr (Short)	25	2,960,938	2,960,938	Sep-23	26,897

Unrealized appreciation					664,850

Unrealized (depreciation)					(6,712,969)

Total					$(6,048,119)

TBA SALE COMMITMENTS OUTSTANDING at 6/30/23 (proceeds receivable $134,354,336) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 6.00%, 7/1/53	$4,000,000	7/13/23	$4,035,312
Uniform Mortgage-Backed Securities, 5.50%, 7/1/53	32,000,000	7/13/23	31,844,992
Uniform Mortgage-Backed Securities, 5.00%, 8/1/53	4,000,000	8/14/23	3,920,312
Uniform Mortgage-Backed Securities, 5.00%, 7/1/53	38,000,000	7/13/23	37,229,611
Uniform Mortgage-Backed Securities, 4.50%, 8/1/53	2,000,000	8/14/23	1,923,126
Uniform Mortgage-Backed Securities, 4.50%, 7/1/53	8,000,000	7/13/23	7,691,248
Uniform Mortgage-Backed Securities, 3.00%, 8/1/53	5,000,000	8/14/23	4,404,687
Uniform Mortgage-Backed Securities, 4.00%, 7/1/53	2,000,000	7/13/23	1,876,796
Uniform Mortgage-Backed Securities, 3.50%, 7/1/53	7,000,000	7/13/23	6,378,477
Uniform Mortgage-Backed Securities, 3.00%, 7/1/53	18,000,000	7/13/23	15,792,192
Uniform Mortgage-Backed Securities, 2.50%, 8/1/53	1,000,000	8/14/23	848,672
Uniform Mortgage-Backed Securities, 2.50%, 7/1/53	21,000,000	7/13/23	17,805,711

Total			$133,751,136

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$33,223,000	$125,583	(E)	$(50,810)	9/20/25	4.40% — Annually	US SOFR — Annually	$74,773
		24,798,000	93,736	(E)	37,975	9/20/25	US SOFR — Annually	4.40% — Annually	(55,762)
		55,999,000	484,951	(E)	780,987	9/20/28	4.00% — Annually	US SOFR — Annually	293,017
		12,025,000	94,877	(E)	(164,630)	9/20/33	US SOFR — Annually	3.60% — Annually	(69,753)
		73,000	576	(E)	998	9/20/33	3.60% — Annually	US SOFR — Annually	422
		4,981,000	43,733	(E)	(52,347)	9/20/53	US SOFR — Annually	3.20% — Annually	(8,613)
		1,793,000	950		(14)	7/3/28	3.917% — Annually	US SOFR — Annually	(965)
		2,572,000	669		(10)	7/5/25	US SOFR — Annually	4.7985% — Annually	659
		1,073,000	697		(14)	7/5/33	US SOFR — Annually	3.5625% — Annually	683

	Total				$552,135				$234,461
(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 6/30/23 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)
	Barclays Bank PLC
	$10,135,660	$11,011,558	$—	6/3/24	(US SOFR plus 0.40%) — Monthly	A basket (BCPUDEAL) of common stocks — Monthly*	$846,341
	10,132,376	11,123,394	—	6/3/24	US SOFR plus 0.25% — Monthly	A basket (BCPUDEAS) of common stocks — Monthly*	(968,039)
	Goldman Sachs International
	13,830,077	13,728,128	—	12/15/25	(US SOFR plus 0.40%) — Monthly	A basket (GSGLPWDL) of common stocks — Monthly*	(108,057)
	12,669,374	12,573,459	—	12/15/25	US SOFR minus 0.25% — Monthly	A basket (GSGLPWDS) of common stocks — Monthly*	101,464

	Upfront premium received		—	Unrealized appreciation			947,805

	Upfront premium (paid)		—	Unrealized (depreciation)			(1,076,096)

		Total	$—			Total	$(128,291)
*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (BCPUDEAL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Pure Storage, Inc. Class A	Technology	4,327	$159,328	1.45%
Autonation, Inc.	Consumer cyclicals	968	159,271	1.45%
Allison Transmission Holdings, Inc.	Capital goods	2,674	150,981	1.37%
Toll Brothers, Inc.	Consumer cyclicals	1,871	147,949	1.34%
Apollo Global Management, Inc.	Financials	1,895	145,546	1.32%
Uber Technologies, Inc.	Consumer staples	3,340	144,177	1.31%
ON Semiconductor Corp.	Technology	1,515	143,314	1.30%
Palo Alto Networks, Inc.	Technology	559	142,761	1.30%
Manhattan Associates, Inc.	Technology	698	139,570	1.27%
Constellation Energy Corp.	Utilities and power	1,508	138,025	1.25%
General Motors Co.	Consumer cyclicals	3,554	137,029	1.24%
Unum Group	Financials	2,863	136,566	1.24%
ManpowerGroup, Inc.	Consumer staples	1,701	135,022	1.23%
O'Reilly Automotive, Inc.	Consumer cyclicals	139	132,542	1.20%
MGIC Investment Corp.	Financials	8,378	132,288	1.20%
Penske Automotive Group, Inc.	Consumer cyclicals	789	131,437	1.19%
Johnson Controls International PLC	Capital goods	1,929	131,434	1.19%
Gartner, Inc.	Consumer cyclicals	369	129,436	1.18%
Procore Technologies, Inc.	Technology	1,982	128,961	1.17%
Cadence Design Systems, Inc.	Technology	549	128,659	1.17%
Targa Resources Corp.	Energy	1,676	127,540	1.16%
Booking Holdings, Inc.	Consumer cyclicals	47	126,830	1.15%
Genuine Parts Co.	Consumer cyclicals	735	124,327	1.13%
Textron, Inc.	Capital goods	1,799	121,644	1.10%
Synopsys, Inc.	Technology	278	121,217	1.10%
Live Nation Entertainment, Inc.	Consumer cyclicals	1,322	120,431	1.09%
Freeport-McMoRan, Inc. (Indonesia)	Basic materials	2,934	117,355	1.07%
American International Group, Inc.	Financials	2,034	117,047	1.06%
NVR, Inc.	Consumer cyclicals	18	116,278	1.06%
Hologic, Inc.	Health care	1,428	115,628	1.05%
Expedia Group, Inc.	Consumer cyclicals	1,027	112,336	1.02%
Wyndham Hotels & Resorts, Inc.	Consumer cyclicals	1,636	112,160	1.02%
Applied Materials, Inc.	Technology	769	111,201	1.01%
Valero Energy Corp.	Energy	941	110,428	1.00%
Ulta Beauty, Inc.	Consumer staples	232	109,284	0.99%
General Dynamics Corp.	Capital goods	503	108,295	0.98%
Boyd Gaming Corp.	Consumer cyclicals	1,535	106,479	0.97%
NRG Energy, Inc.	Utilities and power	2,820	105,428	0.96%
Tapestry, Inc.	Consumer cyclicals	2,458	105,194	0.96%
Pinterest, Inc. Class A	Technology	3,731	101,998	0.93%
Wix.com, Ltd. (Israel)	Technology	1,293	101,195	0.92%
Marathon Oil Corp.	Energy	4,263	98,126	0.89%
TransUnion	Consumer cyclicals	1,249	97,837	0.89%
AMETEK, Inc.	Conglomerates	601	97,369	0.88%
Wintrust Financial Corp.	Financials	1,328	96,437	0.88%
Smartsheet, Inc. Class A	Technology	2,470	94,493	0.86%
Molina Healthcare, Inc.	Health care	306	92,121	0.84%
Apartment Income REIT Corp.	Financials	2,498	90,139	0.82%
Bio-Rad Laboratories, Inc. Class A	Health care	238	90,068	0.82%
East West Bancorp, Inc.	Financials	1,703	89,903	0.82%

A BASKET (BCPUDEAS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Carnival Corp.	Consumer cyclicals	11,280	$212,403	1.91%
Norwegian Cruise Line Holdings, Ltd.	Consumer cyclicals	7,633	166,162	1.49%
Royal Caribbean Cruises, Ltd.	Consumer cyclicals	1,464	151,896	1.37%
Exact Sciences Corp.	Health care	1,553	145,805	1.31%
DoubleVerify Holdings, Inc.	Technology	3,633	141,388	1.27%
Lithia Motors, Inc.	Consumer cyclicals	464	141,054	1.27%
BWX Technologies, Inc.	Capital goods	1,965	140,654	1.26%
Jack Henry & Associates, Inc.	Technology	829	138,640	1.25%
Equifax, Inc.	Consumer cyclicals	589	138,509	1.25%
New York Community Bancorp, Inc.	Financials	12,044	135,374	1.22%
Take-Two Interactive Software, Inc.	Technology	920	135,355	1.22%
Berkshire Hathaway, Inc. Class B	Financials	395	134,538	1.21%
Wolfspeed, Inc.	Technology	2,411	134,029	1.20%
NortonLifeLock, Inc.	Technology	7,222	133,970	1.20%
Floor & Decor Holdings, Inc. Class A	Consumer cyclicals	1,282	133,237	1.20%
IBM Corp.	Technology	985	131,813	1.19%
Stanley Black & Decker, Inc.	Consumer cyclicals	1,401	131,278	1.18%
ZoomInfo Technologies, Inc. Class A	Technology	5,122	130,057	1.17%
Amdocs, Ltd.	Technology	1,315	130,019	1.17%
Ball Corp.	Capital goods	2,209	128,601	1.16%
Tyler Technologies, Inc.	Technology	303	126,086	1.13%
DT Midstream, Inc.	Energy	2,535	125,636	1.13%
Newell Brands, Inc.	Consumer staples	14,368	125,003	1.12%
Cooper Cos., Inc. (The)	Health care	324	124,372	1.12%
Texas Instruments, Inc.	Technology	685	123,331	1.11%
Five Below, Inc.	Consumer cyclicals	618	121,489	1.09%
Universal Health Services, Inc. Class B	Health care	765	120,750	1.09%
General Electric Co.	Conglomerates	1,098	120,607	1.08%
Zoom Video Communications, Inc. Class A	Technology	1,752	118,902	1.07%
Tesla, Inc.	Consumer cyclicals	444	116,163	1.04%
Thor Industries, Inc.	Consumer cyclicals	1,119	115,792	1.04%
Wynn Resorts, Ltd.	Consumer cyclicals	1,095	115,659	1.04%
Polaris, Inc.	Consumer cyclicals	955	115,546	1.04%
ICU Medical, Inc.	Health care	645	114,867	1.03%
Ross Stores, Inc.	Consumer cyclicals	1,015	113,788	1.02%
Bunge, Ltd.	Consumer staples	1,184	111,706	1.00%
TD SYNNEX Corp.	Technology	1,187	111,542	1.00%
T Rowe Price Group, Inc.	Financials	995	111,441	1.00%
RPM International, Inc.	Basic materials	1,226	110,036	0.99%
Welltower, Inc.	Financials	1,343	108,647	0.98%
Cabot Oil & Gas Corp.	Energy	4,187	105,919	0.95%
Ciena Corp.	Technology	2,456	104,348	0.94%
CarMax, Inc.	Consumer cyclicals	1,242	103,977	0.93%
Digital Realty Trust, Inc.	Financials	875	99,648	0.90%
Domino's Pizza, Inc.	Consumer staples	292	98,475	0.89%
Paramount Global Class B	Consumer cyclicals	6,146	97,778	0.88%
Boston Beer Co., Inc. (The) Class A	Consumer staples	313	96,458	0.87%
BioMarin Pharmaceutical, Inc.	Health care	1,098	95,216	0.86%
PTC, Inc.	Technology	653	92,867	0.83%
Watsco, Inc.	Consumer staples	234	89,144	0.80%

A BASKET (GSGLPWDL) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Panasonic Holdings Corp. (Japan)	Consumer cyclicals	6,845	$83,039	0.60%
Weyerhaeuser Co.	Basic materials	2,454	82,225	0.60%
Ferrari NV (Italy)	Consumer cyclicals	247	80,619	0.59%
Wolters Kluwer NV (Netherlands)	Consumer cyclicals	615	78,055	0.57%
BlueScope Steel, Ltd. (Australia)	Basic materials	5,563	76,102	0.55%
Keysight Technologies, Inc.	Technology	453	75,802	0.55%
Exor NV (Netherlands)	Financials	847	75,464	0.55%
Leidos Holdings, Inc.	Technology	845	74,727	0.54%
Iberdrola SA (Spain)	Utilities and power	5,707	74,409	0.54%
GoDaddy, Inc. Class A	Technology	990	74,379	0.54%
E.ON SE (Germany)	Utilities and power	5,812	74,060	0.54%
Lockheed Martin Corp.	Capital goods	160	73,438	0.53%
Smiths Group PLC (United Kingdom)	Capital goods	3,483	72,807	0.53%
Daiwa House Industry Co., Ltd. (Japan)	Consumer cyclicals	2,775	72,796	0.53%
Toppan, Inc. (Japan)	Consumer cyclicals	3,389	72,677	0.53%
Exxon Mobil Corp.	Energy	673	72,205	0.53%
NetApp, Inc.	Technology	945	72,174	0.53%
Chevron Corp.	Energy	459	72,153	0.53%
PepsiCo, Inc.	Consumer staples	389	71,990	0.52%
Cummins, Inc.	Capital goods	293	71,921	0.52%
FactSet Research Systems, Inc.	Consumer cyclicals	180	71,920	0.52%
Sekisui Chemical Co., Ltd. (Japan)	Financials	5,015	71,899	0.52%
Garmin, Ltd.	Technology	687	71,669	0.52%
VeriSign, Inc.	Technology	317	71,605	0.52%
Secom Co., Ltd. (Japan)	Consumer cyclicals	1,058	71,311	0.52%
3M Co.	Conglomerates	703	70,353	0.51%
Aristocrat Leisure, Ltd. (Australia)	Consumer cyclicals	2,708	69,688	0.51%
Consolidated Edison, Inc.	Utilities and power	764	69,098	0.50%
Philip Morris International, Inc.	Consumer staples	703	68,636	0.50%
Coles Group, Ltd. (Australia)	Consumer staples	5,577	68,382	0.50%
Clariant AG (Switzerland)	Basic materials	4,663	67,334	0.49%
Kirin Holdings Co., Ltd. (Japan)	Consumer staples	4,594	66,798	0.49%
Carlsberg A/S Class B (Denmark)	Consumer staples	417	66,586	0.49%
Deutsche Lufthansa AG (Germany)	Transportation	6,462	66,119	0.48%
Loblaw Cos, Ltd. (Canada)	Consumer staples	709	65,000	0.47%
Elisa Oyj (Finland)	Communication services	1,215	64,880	0.47%
VMware, Inc. Class A	Technology	451	64,872	0.47%
AT&T, Inc.	Communication services	3,975	63,398	0.46%
Telefonica SA (Spain)	Communication services	15,397	62,423	0.45%
Siemens AG (Germany)	Conglomerates	374	62,216	0.45%
ConocoPhillips	Energy	598	61,922	0.45%
Colgate-Palmolive Co.	Consumer staples	803	61,880	0.45%
Repsol SA (Spain)	Energy	4,232	61,553	0.45%
SSE PLC (United Kingdom)	Utilities and power	2,616	61,222	0.45%
eBay, Inc.	Technology	1,366	61,036	0.44%
Mondi PLC (Austria)	Basic materials	3,982	60,707	0.44%
George weston, Ltd. (Canada)	Consumer staples	509	60,285	0.44%
Empire Co., Ltd. (Canada)	Consumer staples	2,085	59,305	0.43%
Metro, Inc. (Canada)	Consumer staples	1,047	59,176	0.43%
Keurig Dr Pepper, Inc.	Consumer staples	1,892	59,173	0.43%

A BASKET (GSGLPWDS) OF COMMON STOCKS
Common stocks	Sector	Shares	Value	Percentage value
Toyota Motor Corp. (Japan)	Consumer cyclicals	4,847	$77,542	0.62%
Equifax, Inc.	Consumer cyclicals	311	73,080	0.58%
Magna International, Inc. (Canada)	Consumer cyclicals	1,253	70,748	0.56%
Ingersoll Rand, Inc.	Capital goods	1,077	70,381	0.56%
Visa, Inc. Class A	Financials	295	69,975	0.56%
Air Liquide SA (France)	Basic materials	384	68,849	0.55%
Waste Connections, Inc.	Capital goods	479	68,522	0.54%
Allianz SE (Germany)	Financials	291	67,640	0.54%
Southern Co. (The)	Utilities and power	939	65,955	0.52%
Ferrovial SE	Basic materials	2,086	65,955	0.52%
Realty Income Corp.	Financials	1,103	65,932	0.52%
T-Mobile US, Inc.	Communication services	473	65,655	0.52%
Oriental Land Co., Ltd. (Japan)	Consumer cyclicals	1,689	65,571	0.52%
Aeon Co., Ltd. (Japan)	Consumer cyclicals	3,206	65,371	0.52%
Duke Energy Corp.	Utilities and power	728	65,307	0.52%
AXA SA (France)	Financials	2,210	65,175	0.52%
Imperial Brands PLC (United Kingdom)	Consumer staples	2,952	65,170	0.52%
Telus Corp. (Canada)	Communication services	3,303	64,275	0.51%
Pernod Ricard SA (France)	Consumer staples	291	64,196	0.51%
Davide Campari-Milano NV (Italy)	Consumer staples	4,625	64,046	0.51%
Berkeley Group Holdings PLC (The) (United Kingdom)	Consumer cyclicals	1,275	63,544	0.51%
Wilmar International, Ltd. (Singapore)	Basic materials	22,556	63,377	0.50%
Masco Corp.	Consumer cyclicals	1,092	62,637	0.50%
Keyence Corp. (Japan)	Technology	133	62,552	0.50%
Heineken NV (Netherlands)	Consumer staples	608	62,485	0.50%
Nexi SpA (Italy)	Consumer cyclicals	7,933	62,168	0.49%
CMS Energy Corp.	Utilities and power	1,057	62,123	0.49%
Orange SA (France)	Communication services	5,319	62,121	0.49%
EssilorLuxottica SA (France)	Health care	326	61,325	0.49%
Orica, Ltd. (Australia)	Basic materials	6,206	61,312	0.49%
S&P Global, Inc.	Consumer cyclicals	153	61,235	0.49%
Dollar Tree, Inc.	Consumer cyclicals	426	61,075	0.49%
Southwest Airlines Co.	Transportation	1,677	60,727	0.48%
UPM-Kymmene OYJ (Finland)	Basic materials	2,027	60,311	0.48%
Raytheon Technologies Corp.	Capital goods	611	59,833	0.48%
Straumann Holding AG (Switzerland)	Health care	369	59,821	0.48%
CGI Group, Inc. Class A (Canada)	Technology	565	59,628	0.47%
Trend Micro, Inc. (Japan)	Technology	1,221	58,777	0.47%
Target Corp.	Consumer cyclicals	442	58,300	0.46%
CK Hutchison Holdings, Ltd. (Hong Kong)	Consumer staples	9,465	57,798	0.46%
Ramsay Health Care, Ltd. (Australia)	Health care	1,531	57,403	0.46%
ANA Holdings, Inc. (Japan)	Transportation	2,381	56,540	0.45%
Verizon Communications, Inc.	Communication services	1,501	55,836	0.44%
Kyocera Corp. (Japan)	Technology	1,019	55,036	0.44%
Keppel Corp., Ltd. (Singapore)	Capital goods	11,089	55,019	0.44%
Atmos Energy Corp.	Utilities and power	464	54,022	0.43%
Enbridge, Inc. (Canada)	Utilities and power	1,441	53,568	0.43%
Swisscom AG (Switzerland)	Communication services	86	53,400	0.42%
Kubota Corp. (Japan)	Capital goods	3,662	53,263	0.42%
Broadridge Financial Solutions, Inc.	Financials	318	52,718	0.42%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	$23,165	$41,000	$16,519	11/18/54	500 bp — Monthly	$6,680
	CMBX NA BB.6 Index	B/P	27,112	127,362	51,174	5/11/63	500 bp — Monthly	(23,956)
	CMBX NA BB.7 Index	B-/P	21,175	415,000	172,267	1/17/47	500 bp — Monthly	(145,114)
	CMBX NA BB.9 Index	B/P	814	4,000	1,668	9/17/58	500 bp — Monthly	(850)
	CMBX NA BB.9 Index	B/P	8,577	42,000	17,514	9/17/58	500 bp — Monthly	(8,902)
	CMBX NA BBB-.10 Index	BB+/P	2,978	24,000	7,289	11/17/59	300 bp — Monthly	(4,299)
	CMBX NA BBB-.10 Index	BB+/P	4,255	39,000	11,844	11/17/59	300 bp — Monthly	(7,570)
	Credit Suisse International
	CMBX NA BB.7 Index	B-/P	9,898	74,000	30,717	1/17/47	500 bp — Monthly	(20,757)
	CMBX NA BBB-.7 Index	BB-/P	11,936	151,000	30,185	1/17/47	300 bp — Monthly	(18,174)
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	282	3,420	488	5/11/63	200 bp — Monthly	(205)
	CMBX NA A.6 Index	A/P	593	4,560	651	5/11/63	200 bp — Monthly	(57)
	CMBX NA A.6 Index	A/P	1,900	6,080	868	5/11/63	200 bp — Monthly	1,034
	CMBX NA A.6 Index	A/P	417	6,841	977	5/11/63	200 bp — Monthly	(558)
	CMBX NA A.6 Index	A/P	(48)	9,501	1,357	5/11/63	200 bp — Monthly	(1,401)
	CMBX NA A.6 Index	A/P	(225)	10,641	1,520	5/11/63	200 bp — Monthly	(1,741)
	CMBX NA A.7 Index	BBB/P	1,462	26,888	2,135	1/17/47	200 bp — Monthly	(663)
	CMBX NA BB.9 Index	B/P	213	1,000	417	9/17/58	500 bp — Monthly	(204)
	CMBX NA BBB-.14 Index	BBB-/P	135	3,000	869	12/16/72	300 bp — Monthly	(733)
	CMBX NA BBB-.7 Index	BB-/P	5,300	62,000	12,394	1/17/47	300 bp — Monthly	(7,063)
	CMBX NA BBB-.7 Index	BB-/P	5,793	68,000	13,593	1/17/47	300 bp — Monthly	(7,767)
	CMBX NA BBB-.7 Index	BB-/P	19,769	251,000	50,175	1/17/47	300 bp — Monthly	(30,281)
	JPMorgan Securities LLC
	CMBX NA A.7 Index	BBB/P	11,139	235,502	18,699	1/17/47	200 bp — Monthly	(7,476)
	CMBX NA BB.10 Index	B/P	4,092	51,000	23,297	5/11/63	500 bp — Monthly	(19,162)
	CMBX NA BB.7 Index	B-/P	112,621	230,000	95,473	1/17/47	500 bp — Monthly	17,339
	CMBX NA BBB-.8 Index	BB-/P	2,807	18,000	3,602	10/17/57	300 bp — Monthly	(786)
	Merrill Lynch International
	CMBX NA BB.9 Index	B/P	4,456	21,000	8,757	9/17/58	500 bp — Monthly	(4,284)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(1,596)	107,000	13,043	12/16/72	200 bp — Monthly	(14,603)
	CMBX NA A.6 Index	A/P	2,840	12,161	1,737	5/11/63	200 bp — Monthly	1,108
	CMBX NA BB.6 Index	B/P	16,453	45,149	18,141	5/11/63	500 bp — Monthly	(1,650)
	CMBX NA BB.6 Index	B/P	32,526	88,951	35,741	5/11/63	500 bp — Monthly	(3,140)
	CMBX NA BB.9 Index	B/P	1,047	5,000	2,085	9/17/58	500 bp — Monthly	(1,034)

Upfront premium received			333,755		Unrealized appreciation			26,161

Upfront premium (paid)			(1,869)		Unrealized (depreciation)			(332,430)

	Total		$331,886				Total	$(306,269)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 6/30/23 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(4,069)	$18,621	$2,659	5/11/63	(200 bp) — Monthly	$(1,417)
	CMBX NA A.6 Index	(3,985)	15,581	2,225	5/11/63	(200 bp) — Monthly	(1,765)
	CMBX NA A.6 Index	(410)	1,900	271	5/11/63	(200 bp) — Monthly	(140)
	CMBX NA A.6 Index	(243)	1,140	163	5/11/63	(200 bp) — Monthly	(81)
	CMBX NA A.6 Index	(81)	380	54	5/11/63	(200 bp) — Monthly	(26)
	CMBX NA A.6 Index	(82)	380	54	5/11/63	(200 bp) — Monthly	(28)
	CMBX NA A.6 Index	(82)	380	54	5/11/63	(200 bp) — Monthly	(28)
	CMBX NA A.7 Index	(1,357)	169,673	13,472	1/17/47	(200 bp) — Monthly	12,054
	CMBX NA BB.10 Index	(30,138)	125,000	57,100	11/17/59	(500 bp) — Monthly	26,858
	CMBX NA BB.10 Index	(13,515)	53,000	24,210	11/17/59	(500 bp) — Monthly	10,651
	CMBX NA BB.10 Index	(4,696)	45,000	20,556	11/17/59	(500 bp) — Monthly	15,822
	CMBX NA BB.10 Index	(4,167)	38,000	17,358	11/17/59	(500 bp) — Monthly	13,160
	CMBX NA BB.11 Index	(1,787)	26,000	10,475	11/18/54	(500 bp) — Monthly	8,666
	CMBX NA BB.11 Index	(1,296)	10,000	4,029	11/18/54	(500 bp) — Monthly	2,725
	CMBX NA BB.11 Index	(259)	5,000	2,015	11/18/54	(500 bp) — Monthly	1,751
	CMBX NA BB.8 Index	(12,404)	34,789	16,076	10/17/57	(500 bp) — Monthly	3,643
	CMBX NA BB.8 Index	(3,725)	28,991	13,397	10/17/57	(500 bp) — Monthly	9,648
	CMBX NA BB.9 Index	(4,129)	40,000	16,680	9/17/58	(500 bp) — Monthly	12,518
	CMBX NA BB.9 Index	(1,371)	34,000	14,178	9/17/58	(500 bp) — Monthly	12,779
	CMBX NA BBB-.10 Index	(9,236)	31,000	9,415	11/17/59	(300 bp) — Monthly	164
	CMBX NA BBB-.10 Index	(4,183)	17,000	5,163	11/17/59	(300 bp) — Monthly	971
	CMBX NA BBB-.10 Index	(3,579)	15,000	4,556	11/17/59	(300 bp) — Monthly	969
	CMBX NA BBB-.12 Index	(41,634)	132,000	42,161	8/17/61	(300 bp) — Monthly	461
	CMBX NA BBB-.12 Index	(14,363)	43,000	13,734	8/17/61	(300 bp) — Monthly	(650)
	CMBX NA BBB-.12 Index	(13,039)	37,000	11,818	8/17/61	(300 bp) — Monthly	(1,240)
	CMBX NA BBB-.12 Index	(6,849)	36,000	11,498	8/17/61	(300 bp) — Monthly	4,631
	CMBX NA BBB-.12 Index	(5,415)	24,000	7,666	8/17/61	(300 bp) — Monthly	2,238
	CMBX NA BBB-.12 Index	(3,398)	20,000	6,388	8/17/61	(300 bp) — Monthly	2,980
	CMBX NA BBB-.12 Index	(847)	5,000	1,597	8/17/61	(300 bp) — Monthly	748
	CMBX NA BBB-.14 Index	(112)	1,000	290	12/16/72	(300 bp) — Monthly	177
	CMBX NA BBB-.14 Index	(199)	1,000	290	12/16/72	(300 bp) — Monthly	90
	CMBX NA BBB-.9 Index	(4,495)	19,000	4,535	9/17/58	(300 bp) — Monthly	31
	Credit Suisse International
	CMBX NA BB.10 Index	(11,178)	94,000	42,939	11/17/59	(500 bp) — Monthly	31,683
	CMBX NA BB.10 Index	(12,542)	94,000	42,939	11/17/59	(500 bp) — Monthly	30,319
	CMBX NA BB.10 Index	(6,091)	49,000	22,383	11/17/59	(500 bp) — Monthly	16,252
	CMBX NA BB.7 Index	(53,129)	323,000	134,077	1/17/47	(500 bp) — Monthly	80,679
	CMBX NA BB.7 Index	(31,728)	172,000	71,397	1/17/47	(500 bp) — Monthly	39,526
	CMBX NA BB.7 Index	(2,136)	81,538	32,762	5/11/63	(500 bp) — Monthly	30,558
	Goldman Sachs International
	CMBX NA BB.10 Index	(2,036)	9,000	4,111	11/17/59	(500 bp) — Monthly	2,067
	CMBX NA BB.6 Index	(18,117)	83,560	33,574	5/11/63	(500 bp) — Monthly	15,387
	CMBX NA BB.6 Index	(8,695)	57,279	23,015	5/11/63	(500 bp) — Monthly	14,272
	CMBX NA BB.7 Index	(32,123)	190,000	78,869	1/17/47	(500 bp) — Monthly	46,587
	CMBX NA BB.7 Index	(9,949)	49,000	20,340	1/17/47	(500 bp) — Monthly	10,350
	CMBX NA BB.7 Index	(2,949)	18,000	7,472	1/17/47	(500 bp) — Monthly	4,508
	CMBX NA BB.8 Index	(7,368)	19,327	8,931	10/17/57	(500 bp) — Monthly	1,547
	CMBX NA BB.8 Index	(5,399)	14,495	6,698	10/17/57	(500 bp) — Monthly	1,287
	CMBX NA BB.8 Index	(4,565)	12,563	5,805	10/17/57	(500 bp) — Monthly	1,230
	CMBX NA BB.8 Index	(453)	3,865	1,786	10/17/57	(500 bp) — Monthly	1,330
	CMBX NA BBB-.12 Index	(33,754)	189,000	60,367	8/17/61	(300 bp) — Monthly	26,519
	CMBX NA BBB-.12 Index	(31,187)	174,000	55,576	8/17/61	(300 bp) — Monthly	24,301
	CMBX NA BBB-.12 Index	(1,351)	4,000	1,278	8/17/61	(300 bp) — Monthly	(75)
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(26,255)	34,367	13,809	5/11/63	(500 bp) — Monthly	(12,475)
	CMBX NA BBB-.10 Index	(24,084)	191,000	58,007	11/17/59	(300 bp) — Monthly	33,827
	CMBX NA BBB-.14 Index	(61)	1,000	290	12/16/72	(300 bp) — Monthly	228
	CMBX NA BBB-.7 Index	(98,131)	418,000	83,558	1/17/47	(300 bp) — Monthly	(14,782)
	Merrill Lynch International
	CMBX NA BB.10 Index	(5,121)	90,000	41,112	11/17/59	(500 bp) — Monthly	35,916
	CMBX NA BBB-.10 Index	(10,400)	48,000	14,578	11/17/59	(300 bp) — Monthly	4,153
	CMBX NA BBB-.7 Index	(2,376)	29,000	5,797	1/17/47	(300 bp) — Monthly	3,406
	CMBX NA BBB-.9 Index	(2,964)	16,000	3,819	9/17/58	(300 bp) — Monthly	847
	CMBX NA BBB-.9 Index	(185)	1,000	239	9/17/58	(300 bp) — Monthly	53
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(2,993)	11,781	1,682	5/11/63	(200 bp) — Monthly	(1,315)
	CMBX NA A.6 Index	(670)	3,040	434	5/11/63	(200 bp) — Monthly	(237)
	CMBX NA BB.10 Index	(12,150)	40,000	18,272	11/17/59	(500 bp) — Monthly	6,089
	CMBX NA BB.10 Index	(8,924)	38,000	17,358	11/17/59	(500 bp) — Monthly	8,402
	CMBX NA BB.10 Index	(1,363)	13,000	5,938	11/17/59	(500 bp) — Monthly	4,564
	CMBX NA BB.7 Index	(5,206)	27,000	11,208	1/17/47	(500 bp) — Monthly	5,979
	CMBX NA BB.8 Index	(3,261)	8,697	4,019	10/17/57	(500 bp) — Monthly	750
	CMBX NA BBB-.10 Index	(8,045)	33,000	10,022	11/17/59	(300 bp) — Monthly	1,960
	CMBX NA BBB-.10 Index	(2,727)	26,000	7,896	11/17/59	(300 bp) — Monthly	5,156
	CMBX NA BBB-.10 Index	(3,903)	18,000	5,467	11/17/59	(300 bp) — Monthly	1,555
	CMBX NA BBB-.10 Index	(3,460)	16,000	4,859	11/17/59	(300 bp) — Monthly	1,391
	CMBX NA BBB-.10 Index	(953)	11,000	3,341	11/17/59	(300 bp) — Monthly	2,383
	CMBX NA BBB-.10 Index	(2,296)	10,000	3,037	11/17/59	(300 bp) — Monthly	736
	CMBX NA BBB-.12 Index	(13,803)	106,000	33,856	8/17/61	(300 bp) — Monthly	20,000
	CMBX NA BBB-.12 Index	(1,994)	6,000	1,916	8/17/61	(300 bp) — Monthly	(81)
	CMBX NA BBB-.12 Index	(626)	3,000	958	8/17/61	(300 bp) — Monthly	331
	CMBX NA BBB-.7 Index	(7,030)	69,000	13,793	1/17/47	(300 bp) — Monthly	6,728
	CMBX NA BBB-.8 Index	(5,509)	39,000	7,804	10/17/57	(300 bp) — Monthly	2,276
	CMBX NA BBB-.8 Index	(1,549)	10,000	2,001	10/17/57	(300 bp) — Monthly	447
	CMBX NA BBB-.8 Index	(1,400)	10,000	2,001	10/17/57	(300 bp) — Monthly	596
	CMBX NA BBB-.8 Index	(136)	1,000	200	10/17/57	(300 bp) — Monthly	64

Upfront premium received		—			Unrealized appreciation		669,974

Upfront premium (paid)		(727,470)			Unrealized (depreciation)		(34,340)

	Total	$(727,470)				Total	$635,634
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 6/30/23 (Unaudited)
	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	CDX NA HY Series 40 Index	B+/P	$3,501	$881,000	$24,571	6/20/28	500 bp — Quarterly	$29,418
	CDX NA IG Series 40 Index	BBB+/P	(173,486)	18,800,000	280,308	6/20/28	100 bp — Quarterly	112,566

	Total		$(169,985)					$141,984
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at June 30, 2023. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

Key to holding's currency abbreviations
EUR	Euro
Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
BKNT	Bank Note
bp	Basis Points
CME	Chicago Mercantile Exchange
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
ICE	Intercontinental Exchange
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
REMICs	Real Estate Mortgage Investment Conduits
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2022 through June 30, 2023 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $560,744,088.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/22	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 6/30/23
Short-term investments
	Putnam Short Term Investment Fund*	$44,597,076	$190,895,394	$231,700,201	$607,292	$3,792,269

	Total Short-term investments	$44,597,076	$190,895,394	$231,700,201	$607,292	$3,792,269
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $11,841,293.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $120,626.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.

Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, who has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
At close of the reporting period, the fund has deposited cash valued at $1,291,940 in a segregated account to cover margin requirements on open centrally cleared interest rate swap contracts.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
At close of the reporting period, the fund has deposited cash valued at $580,875 in a segregated account to cover margin requirements on open centrally cleared credit default contracts.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $319,183 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $120,626 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$12,496,233	$1,297,341	$—
Capital goods	13,631,251	619,945	—
Communication services	5,253,886	556,247	—
Conglomerates	1,385,455	1,170,348	—
Consumer cyclicals	44,235,189	2,320,941	—
Consumer staples	19,852,899	2,826,414	—
Energy	11,615,576	—	—
Financials	34,347,590	2,259,692	—
Health care	38,570,872	510,022	1,346
Technology	84,016,918	2,365,748	—
Transportation	4,430,367	338,316	—
Utilities and power	7,069,290	301,955	—

Total common stocks	276,905,526	14,566,969	1,346
Asset-backed securities	—	824,269	—
Collateralized loan obligations	—	12,396,182	—
Convertible bonds and notes	—	107,869	—
Corporate bonds and notes	—	144,673,650	—
Foreign government and agency bonds and notes	—	6,709,687	—
Mortgage-backed securities	—	38,886,514	—
Senior loans	—	2,496,754	—
U.S. government and agency mortgage obligations	—	271,760,445	—
U.S. treasury obligations	—	111,688	—
Short-term investments	620,000	16,715,068	—

Totals by level	$277,525,526	$509,249,095	$1,346
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Forward currency contracts	$—	$(225,668)	$—
Futures contracts	(6,048,119)	—	—
TBA sale commitments	—	(133,751,136)	—
Interest rate swap contracts	—	(317,674)	—
Total return swap contracts	—	(128,291)	—
Credit default contracts	—	1,036,918	—

Totals by level	$(6,048,119)	$(133,385,851)	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)	3,000
Forward currency contracts (contract amount)	$24,200,000
Centrally cleared interest rate swap contracts (notional)	$205,700,000
OTC total return swap contracts (notional)	$53,500,000
OTC credit default contracts (notional)	$6,800,000
Centrally cleared credit default contracts (notional)	$29,800,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com